LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

                                                            SEMIANNUAL REPORT TO
                                                     SHAREHOLDERS FOR THE PERIOD
                                                            ENDED MARCH 31, 2000

Kemper Municipal Bond Fund
Kemper Intermediate Municipal Bond Fund

Offering investors the opportunity for as high a level of current interest income that is exempt from federal income taxes as is consistent with preservation of capital

KEMPER NATIONAL TAX-FREE
INCOME SERIES

   "... Shrinking new supplies of municipal debt created intense competition for attractively priced securities with solid credit characteristics and above-average income and total return prospects. ..."

                                                             [KEMPER FUNDS LOGO]

CONTENTS
3
ECONOMIC OVERVIEW
5
MANAGEMENT TEAM
6
PERFORMANCE UPDATE
8
TERMS TO KNOW
9
PORTFOLIO STATISTICS
13
PORTFOLIO OF INVESTMENTS
41
FINANCIAL STATEMENTS
45
NOTES TO FINANCIAL STATEMENTS
49
FINANCIAL HIGHLIGHTS

AT A GLANCE

 KEMPER NATIONAL TAX-FREE
 INCOME FUNDS TOTAL RETURNS
 FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2000 (UNADJUSTED FOR ANY SALES
 CHARGE):

 KEMPER MUNICIPAL BOND FUND
[BAR GRAPH]

                                                  KEMPER MUNICIPAL BOND       KEMPER MUNICIPAL BOND     LIPPER GENERAL MUNICIPAL
KEMPER MUNICIPAL BOND FUND CLASS A                    FUND CLASS B                FUND CLASS C           DEBT CATEGORY AVERAGE*
----------------------------------                ---------------------       ---------------------     ------------------------
2.03                                                      1.62                        1.63                        1.22

 KEMPER INTERMEDIATE MUNICIPAL BOND FUND
[BAR GRAPH]

                                                    KEMPER INTERMEDIATE         KEMPER INTERMEDIATE         LIPPER INTERMEDIATE
                                                    MUNICIPAL BOND FUND         MUNICIPAL BOND FUND       MUNICIPAL DEBT CATEGORY
KEMPER INTERMEDIATE MUNICIPAL BOND FUND CLASS A           CLASS B                     CLASS C                    AVERAGE*
-----------------------------------------------     -------------------         -------------------       -----------------------
1.13                                                       0.73                        0.74                        1.32

RETURNS AND RANKINGS ARE HISTORICAL AND DO NOT GUARANTEE FUTURE PERFORMANCE. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

*LIPPER, INC. RETURNS AND RANKINGS ARE BASED UPON CHANGES IN NET ASSET VALUE WITH ALL DIVIDENDS REINVESTED AND DO NOT INCLUDE THE EFFECT OF SALES CHARGES; IF SALES CHARGES HAD BEEN INCLUDED, RESULTS MIGHT HAVE BEEN LESS FAVORABLE.

 NET ASSET VALUE

                                     AS OF     AS OF
                                    3/31/00   9/30/99
 .........................................................
    KEMPER MUNICIPAL BOND FUND
    CLASS A                          $9.54     $9.60
 .........................................................
    KEMPER MUNICIPAL BOND FUND
    CLASS B                          $9.52     $9.58
 .........................................................
    KEMPER MUNICIPAL BOND FUND
    CLASS C                          $9.56     $9.62
 .........................................................

 NET ASSET VALUE

                                     AS OF     AS OF
                                    3/31/00   9/30/99
 .........................................................
    KEMPER INTERMEDIATE MUNICIPAL
    BOND FUND CLASS A                $9.89    $10.00
 .........................................................
    KEMPER INTERMEDIATE MUNICIPAL
    BOND FUND CLASS B                $9.89    $10.00
 .........................................................
    KEMPER INTERMEDIATE MUNICIPAL
    BOND FUND CLASS C                $9.89    $10.00
 .........................................................

 KEMPER MUNICIPAL BOND FUND
 LIPPER RANKINGS AS OF 3/31/00*
 COMPARED WITH ALL OTHER FUNDS IN THE LIPPER MUNICIPAL BOND DEBT CATEGORY

                      CLASS A               CLASS B               CLASS C
 ....................................................................................
    1-YEAR        #67 of 270 funds     #117 of 270 funds     #116 of 270 funds
 ....................................................................................
    5-YEAR        #32 of 179 funds     #127 of 179 funds     #124 of 179 funds
 ....................................................................................
    10-YEAR       #14 of 83 funds             N/A                   N/A
 ....................................................................................
    15-YEAR        #7 of 48 funds             N/A                   N/A
 ....................................................................................
    20-YEAR        #7 of 30 funds             N/A                   N/A
 ....................................................................................

 KEMPER INTERMEDIATE MUNICIPAL BOND FUND
 LIPPER RANKINGS AS OF 3/31/00*
 COMPARED WITH ALL OTHER FUNDS IN THE LIPPER INTERMEDIATE MUNICIPAL BOND DEBT CATEGORY

                      CLASS A               CLASS B               CLASS C
 ....................................................................................
    1-YEAR        #65 of 126 funds      #97 of 126 funds      #95 of 126 funds
 ....................................................................................
    3-YEAR        #62 of 113 funds     #103 of 113 funds     #102 of 113 funds
 ....................................................................................
    5-YEAR        #49 of 101 funds      #97 of 101 funds      #94 of 101 funds
 ....................................................................................

 DIVIDEND AND YIELD REVIEW
 THE FOLLOWING TABLES SHOW PER SHARE DIVIDEND AND YIELD INFORMATION FOR THE FUNDS AS OF MARCH 31, 2000.

 KEMPER MUNICIPAL BOND FUND

                                  CLASS A               CLASS B               CLASS C
 ................................................................................................
    SIX-MONTHS INCOME:            $       0.0298        $       0.0299        $       0.0302
 ................................................................................................
    MARCH DIVIDEND:               $       0.0448        $       0.0381        $       0.0383
 ................................................................................................
    ANNUALIZED
    DISTRIBUTION RATE+:                    5.05%                 4.50%                 4.51%
 ................................................................................................
    SEC YIELD+:                            4.71%                 4.14%                 4.10%
 ................................................................................................
    TAX EQUIVALENT YIELD:                  8.03%                 7.16%                 7.17%
 ................................................................................................

Based on a marginal federal income tax rate of 37.1%

 KEMPER INTERMEDIATE MUNICIPAL BOND FUND

                                  CLASS A               CLASS B               CLASS C
 ................................................................................................
    SIX-MONTHS INCOME:            $       0.0270        $       0.0271        $       0.0270
 ................................................................................................
    MARCH DIVIDEND:               $       0.0403        $       0.0336        $       0.0339
 ................................................................................................
    ANNUALIZED
    DISTRIBUTION RATE+:                    4.46%                 3.82%                 3.85%
 ................................................................................................
    SEC YIELD+:                            4.18%                 3.53%                 3.56%
 ................................................................................................
    TAX EQUIVALENT YIELD:                  7.08%                 6.07%                 6.13%
 ................................................................................................

Based on a marginal federal income tax rate of 37.1%

+CURRENT ANNUALIZED DISTRIBUTION RATE IS THE LATEST MONTHLY DIVIDEND SHOWN AS AN ANNUALIZED PERCENTAGE OF NET ASSET VALUE ON MARCH 31, 2000. DISTRIBUTION RATE SIMPLY MEASURES THE LEVEL OF DIVIDENDS AND IS NOT A COMPLETE MEASURE OF PERFORMANCE. THE SEC YIELD IS NET INVESTMENT INCOME PER SHARE EARNED OVER THE MONTH ENDED MARCH 31, 2000, SHOWN AS AN ANNUALIZED PERCENTAGE OF THE MAXIMUM OFFERING PRICE ON THAT DATE. THE SEC YIELD IS COMPUTED IN ACCORDANCE WITH THE STANDARDIZED METHOD PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION. TAX EQUIVALENT YIELD IS BASED ON THE FUND'S YIELD AND A MARGINAL FEDERAL INCOME TAX RATE OF 37.1%. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES, AND FOR SOME INVESTORS, A PORTION MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX. YIELDS AND DISTRIBUTION RATES ARE HISTORICAL AND WILL FLUCTUATE.

SCUDDER KEMPER INVESTMENTS, THE INVESTMENT MANAGER FOR KEMPER FUNDS, IS ONE OF THE LARGEST AND MOST EXPERIENCED INVESTMENT MANAGEMENT ORGANIZATIONS IN THE WORLD, MANAGING MORE THAN $290 BILLION IN ASSETS FOR INSTITUTIONAL AND CORPORATE CLIENTS, RETIREMENT AND PENSION PLANS, INSURANCE COMPANIES, MUTUAL FUND INVESTORS AND INDIVIDUALS. SCUDDER KEMPER INVESTMENTS OFFERS A FULL RANGE OF INVESTMENT COUNSEL AND ASSET MANAGEMENT CAPABILITIES BASED ON A COMBINATION OF PROPRIETARY RESEARCH AND DISCIPLINED, LONG-TERM INVESTMENT STRATEGIES.
ECONOMIC OVERVIEW

DEAR KEMPER FUNDS SHAREHOLDER,

As spring moves along towards summer, there isn't much to complain about. For all the yammering about the "new" economy, the old economy is doing pretty well. Consumers may hanker for a new GPS handset or a Palm Pilot, but they lust after a suburban mansion with a garage big enough to hold their luxury car and SUV -- and state and local governments are laying old-fashioned asphalt almost as fast as businesses are building the information superhighway. Satisfying both old and new desires got the economy off to a fast start in the new century -- GDP growth rose at an annual rate of more than 5 percent in the first quarter. Even with a modest slowdown possible in the second half, growth for the year 2000 is likely to be close to 5 percent.

  So everyone is happy, right? Well, almost everyone. Consumers seldom have felt so confident; businesspeople seldom have behaved so expansively. But there's still one grump: Federal Reserve Board Chairman Alan Greenspan, who's become increasingly worried that rapid growth will bring on inflation.

  Despite Greenspan's attempt to slow spending by raising interest rates, consumers are still splurging, and they show no signs of stopping. We know this because shoppers are buying the big-ticket items they usually purchase early in a cycle -- items such as personal computers, mobile phones, jewelry, fancy kitchen appliances, exercise equipment and big boats.

  Why are consumers still buying despite Greenspan's attempts to slow their splurging? There are three answers: deflation, wealth and easy credit.

  Falling prices have made big-ticket items almost irresistible. Since 1997, prices of kitchen appliances have fallen 4.5 percent, TVs and VCRs 16 percent and sporting equipment 6.5 percent. Even auto showrooms no longer produce sticker shock, and drivers have responded with gusto, buying a record 16.9 million cars and light trucks in 1999. 2000 is likely to be the first year in which automotive sales top 17 million.

  Some of that spending has been made possible by stock market gains: Wall Street has handed out windfalls to almost anyone holding equities in the past few years. But consumers who don't own stocks are also spending, thanks to a decade of debt. Young, poor or new to America? In the 1990s, it didn't matter; lenders still loved you. While high-income families have been borrowing less, those lower on the income scale have been borrowing more.

  But it's not just consumers that Greenspan is concerned about; businesses are splurging as well. During 1999, businesses increased spending on computers and peripherals by 35 percent and spending on communications equipment by 25 percent (both after adjusting for price declines). Far from slowing down this year, we expect investment in these two categories to accelerate -- to 40 percent growth for computers and 30 percent growth for communications equipment.

  And just like consumers, businesses are borrowing to buy. You may think that with booming sales, entrepreneurs are cash-rich. But while 1999 saw economy-wide earnings jump 10 percent and profits of Standard and Poor's (S&P) 500 companies leap nearly 14 percent, internal cash covered less than 84 percent of capital spending. With the exception of 1998, that's the lowest on record. Last year alone, corporate debt shot up by more than 11 percent to $560 billion. New economy companies are no exception; they have more debt than most people realize, issuing more than half of all convertible bonds.

  All this debt could cause problems. Although we've increased our 2001 inflation outlook to nearly 3 percent -- an entire percentage point higher than our prediction three months ago -- we're not particularly worried about inflation. It's the heavy borrowing we're concerned about. Debt continues to exceed income growth, and when Greenspan succeeds in slowing the economy with higher interest rates (which he will succeed in doing), all of the debt American consumers and businesses are taking on could be tricky to handle. Private financial obligations must be paid with personal income and corporate profits. When the economy slows, personal income stagnates and corporate profits often fall -- which makes it harder to pay off those debts. Consumers and businesses may have to sell their assets to pay off the debt, and they may risk going into default.

  That being the case, a gradual economic slowdown may be in everyone's best interest. But "gradual" is the key. Both the old and new economy have a lot riding on the Fed's ability to rein in growth softly and smoothly, because abrupt slowdowns encourage consumers and businesses to sell assets -- and perhaps risk bankruptcy -- to pay off debt, as described above.

 ECONOMIC OVERVIEW

 ECONOMIC GUIDEPOSTS

   ECONOMIC ACTIVITY IS A KEY INFLUENCE ON INVESTMENT PERFORMANCE AND SHAREHOLDER DECISION-MAKING. PERIODS OF RECESSION OR BOOM, INFLATION OR DEFLATION, CREDIT EXPANSION OR CREDIT CRUNCH HAVE A SIGNIFICANT IMPACT ON MUTUAL FUND PERFORMANCE.
       THE FOLLOWING ARE SOME SIGNIFICANT ECONOMIC GUIDEPOSTS AND THEIR INVESTMENT RATIONALE THAT MAY HELP YOUR INVESTMENT DECISION-MAKING. THE 10-YEAR TREASURY RATE AND THE PRIME RATE ARE PREVAILING INTEREST RATES. THE OTHER DATA REPORT YEAR-TO-YEAR PERCENTAGE CHANGES.
   [BAR GRAPH]

                                           NOW (3/31/00)           6 MONTHS AGO            1 YEAR AGO            2 YEARS AGO
                                           -------------           ------------            ----------            -----------
10-year Treasury rate (1)                       6.00                   6.10                   5.20                   5.60
Prime rate (2)                                  9.00                   8.25                   7.75                   8.50
Inflation rate (3)*                             3.70                   2.60                   1.80                   1.40
The U.S. dollar (4)                             1.10                  -0.90                  -0.50                   4.10
Capital goods orders (5)*                      10.10                   4.70                   5.50                  11.50
Industrial production (5)*                      5.10                   3.50                   3.10                   5.30
Employment growth (6)                           2.30                   2.20                   2.30                   2.60

(1) FALLING INTEREST RATES IN RECENT YEARS HAVE BEEN A BIG PLUS FOR FINANCIAL ASSETS.
(2) THE INTEREST RATE THAT COMMERCIAL LENDERS CHARGE THEIR BEST BORROWERS.
(3) INFLATION REDUCES AN INVESTOR'S REAL RETURN. IN THE LAST FIVE YEARS, INFLATION HAS BEEN AS HIGH AS 6 PERCENT. THE LOW, MODERATE INFLATION OF THE LAST FEW YEARS HAS MEANT HIGH REAL RETURNS.
(4) CHANGES IN THE EXCHANGE VALUE OF THE DOLLAR IMPACT U.S. EXPORTERS AND THE VALUE OF U.S. FIRMS' FOREIGN PROFITS.
(5) THESE INFLUENCE CORPORATE PROFITS AND EQUITY PERFORMANCE.
(6) AN INFLUENCE ON FAMILY INCOME AND RETAIL SALES.
*DATA AS OF 2/29/00.

SOURCE: ECONOMICS DEPARTMENT, SCUDDER KEMPER INVESTMENTS, INC.


  A gradual slowdown seems to be what the Fed is seeking, but for all of Greenspan's semi-tough talk, some indicators suggest that monetary policy has actually been lax. Broad money and credit creation have vastly exceeded economic activity since 1995, and no central bank can allow that to continue indefinitely without creating inflation. If we begin to see higher core inflation, the Fed will have to deal with all that money it's created in a less gradualist manner -- and that could get tricky. Financial turmoil accompanied each of the Fed's last two efforts to slow the economy down. In 1994, there was a bond market meltdown that resulted in a Mexican debt crisis. After a more timid Fed tightening in 1997, crises in Asia were followed by problems with Russian debt, Brazilian debt and a large American hedge fund. We don't think this is a coincidence: The global debt market is so vast and interconnected that it's highly vulnerable to a rise in the cost of its basic raw material -- short-term funds.

  Let's hope, then, that the Fed can slow the economy without upsetting the financial applecart, because that could affect everyone. After all, the old economy and the new economy are wedded in many ways. Much of the money that flows to IPOs is available because mature industries have borrowed to carry out mergers and share buybacks. Old economy companies are the biggest customers of new economy products. And e-commerce sites are all about moving traditional goods over old-fashioned highways. Despite a lot of talk about old and new, we're all in this economy together.

Sincerely,

Scudder Kemper Investments Economics Group

THE INFORMATION CONTAINED IN THIS PIECE HAS BEEN TAKEN FROM SOURCES BELIEVED TO BE RELIABLE, BUT THE ACCURACY OF THE INFORMATION IS NOT GUARANTEED. THE OPINIONS AND FORECASTS EXPRESSED ARE THOSE OF THE ECONOMIC ADVISORS OF SCUDDER KEMPER INVESTMENTS, INC. AS OF MAY 8, 2000, AND MAY NOT ACTUALLY COME TO PASS. THIS INFORMATION IS SUBJECT TO CHANGE. NO PART OF THIS MATERIAL IS INTENDED AS AN INVESTMENT RECOMMENDATION.

TO OBTAIN A KEMPER FUNDS PROSPECTUS, DOWNLOAD ONE FROM WWW.KEMPER.COM, TALK TO YOUR FINANCIAL REPRESENTATIVE OR CALL SHAREHOLDER SERVICES AT (800) 621-1048. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING MANAGEMENT FEES AND EXPENSES. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

MANAGEMENT TEAM

                     KEMPER NATIONAL TAX-FREE INCOME SERIES

                           PORTFOLIO MANAGEMENT TEAM

[BRENNAN PHOTO]
ELEANOR R. BRENNAN IS CO-LEAD PORTFOLIO MANAGER OF KEMPER MUNICIPAL BOND FUND. SHE JOINED SCUDDER KEMPER INVESTMENTS, INC. IN MARCH 1995 AND IS A VICE PRESIDENT.

[CONDON PHOTO]
PHILIP G. CONDON IS CO-LEAD PORTFOLIO MANAGER OF KEMPER MUNICIPAL BOND FUND AND PORTFOLIO MANAGER OF KEMPER INTERMEDIATE MUNICIPAL BOND FUND. HE JOINED SCUDDER KEMPER INVESTMENTS IN 1983.

[GOODFIELD PHOTO]
ASHTON P. GOODFIELD IS LEAD PORTFOLIO MANAGER OF KEMPER INTERMEDIATE MUNICIPAL BOND FUND. A SENIOR VICE PRESIDENT AND CHARTERED FINANCIAL ANALYST, SHE JOINED SCUDDER KEMPER INVESTMENTS IN 1990.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

PERFORMANCE UPDATE

MUNICIPAL BONDS HAVE FACED A TOUGH ENVIRONMENT SINCE SEPTEMBER 1999. THE FEDERAL RESERVE BOARD OPEN MARKET COMMITTEE RAISED SHORT-TERM INTEREST RATES THREE TIMES, WHILE THE TREASURY DEPARTMENT ANNOUNCED A DEBT BUYBACK PLAN, PROMPTING AN INVERSION OF THE U.S. TREASURY YIELD CURVE. BELOW, THE MANAGEMENT TEAM DISCUSSES THE MARKET'S PERFORMANCE AND HOW EACH FUND IS POSITIONED FOR THE COMING MONTHS.

Q      HOW DID THE MUNICIPAL BOND MARKET PERFORM DURING THE FIRST SIX MONTHS OF
FISCAL YEAR 2000?

A      It was a challenging period for all fixed-income markets, and particularly so for tax-exempt debt. Although long-term interest rates were unchanged between September 30, 1999, and March 31, 2000, short-term and intermediate rates rose 10 to 50 basis points (0.10 percent to 0.50 percent). Market yields rose 25 to 33 basis points (0.25 to 0.33 percent) between September and December, then declined approximately 25 basis points over the next three months. During the period, the Federal Reserve expressed a resolve to head off inflationary pressures as commodity prices rebounded, the nation's unemployment rate reached 30-year lows and consumer spending was brisk. Strong U.S. economic growth prompted the Federal Reserve Board Open Market Committee to raise its short-term interest-rate target three times by an additional 75 basis points (0.75 percent) to 6.00 percent. In the municipal bond market, the overriding challenge was to preserve capital as bond prices and investor demand fell.

  Shrinking new supplies of municipal debt created intense competition for attractively priced securities with solid credit characteristics and above-average income and total return prospects. As of the end of March, new issuance in calendar year 2000 was down 27 percent from year-earlier levels, according to THE BOND BUYER.

Q      HOW DID YOU POSITION KEMPER MUNICIPAL BOND FUND AND KEMPER INTERMEDIATE
MUNICIPAL BOND FUND BETWEEN SEPTEMBER 1999 AND MARCH 2000?

A      Each fund's average duration target (see Portfolio Statistics on page 9)
ranged from neutral to slightly less than most of the funds' peers during the period. This, along

KEMPER MUNICIPAL BOND FUND
Income from a $100,000 Investment 1995 to 2000 (Class A Shares)
[LINE CHART]

                                                            INCOME
                                                            ------
3/31/95                                                         0
3/31/96                                                      5504
3/31/97                                                      5733
3/31/98                                                      6033
3/31/99                                                      6043
3/31/00                                                      6336

SOURCE: WIESENBERGER(R)
EACH BAR REPRESENTS INCOME DISTRIBUTIONS FOR THE 12-MONTH PERIODS ENDED MARCH 31 OF EACH YEAR AND ASSUMES CONTINUOUS REINVESTMENT OF DISTRIBUTIONS. THE CHART ASSUMES A $100,000 INITIAL INVESTMENT ON MARCH 31, 1995, RESULTING IN A NET INVESTMENT OF $96,500. THE MAXIMUM SALES CHARGE OF 4.5% IS REDUCED TO 3.5% ON INVESTMENTS OF $100,000 OR MORE.
KEMPER INTERMEDIATE
MUNICIPAL BOND FUND
Income from a $100,000 Investment 1994 to 2000 (Class A Shares)
[LINE CHART]

                                                            INCOME
                                                            ------
11/1/94                                                        0.00
3/31/95                                                     2065.00
3/31/96                                                     5977.00
3/31/97                                                     5155.00
3/31/98                                                     5406.00
3/31/99                                                     5512.00
3/31/00                                                     5581.00

SOURCE: WIESENBERGER(R)
EACH BAR REPRESENTS INCOME DISTRIBUTIONS FOR THE 12-MONTH PERIODS ENDED MARCH 31 OF EACH YEAR AND ASSUMES CONTINUOUS REINVESTMENT OF DISTRIBUTIONS. THE CHART ASSUMES A $100,000 INITIAL INVESTMENT ON APRIL 20, 1976, RESULTING IN A NET INVESTMENT OF $97,500. THE MAXIMUM SALES CHARGE OF 2.75% IS REDUCED TO 2.50% ON INVESTMENTS OF $100,000 OR MORE.

PERFORMANCE UPDATE

with curve positioning and security structure selection, helped the Kemper Municipal Bond Fund preserve capital to a greater extent than its peers in a climate of rapidly rising interest rates (see At a Glance on page 2). Both funds' returns were lower than the 2.12% percent return of the Lehman Brothers Municipal Bond Index* for the six months ended March 31, 2000. Duration can dramatically impact fund performance, so we don't make big "bets" on the direction of interest rates.

  To increase income and total return potential, we focused on issue selection and curve placement. We added some lower-quality bonds as the income differential (spreads) between high-quality and lower-quality securities grew for most of the period. This strategy helped Kemper Municipal Bond Fund outperform the average of its peers for the six months ended March 31, 2000, as shown on page 2. Kemper Intermediate Municipal Bond Fund underperformed its peer group, in part because when the bond market rallied in March the fund was underweighted in bonds in the 12-year to 15-year maturity range, which did exceptionally well as the municipal yield flattened. As of the end of March 31, 2000, municipal bonds rated BBB -- the lowest level of investment-grade bonds -- generally yielded more than 100 basis points more than comparable-sector AAAs.

 * THE LEHMAN BROTHERS MUNICIPAL BOND INDEX INCLUDES APPROXIMATELY 15,000 BONDS. TO BE INCLUDED IN THE INDEX, A MUNICIPAL BOND MUST MEET THE FOLLOWING
   CRITERIA: A MINIMUM CREDIT RATING OF BBB, ISSUED AS A PART OF AN ISSUE OF AT LEAST $50 MILLION, ISSUED WITHIN THE LAST FIVE YEARS, AND A MATURITY OF AT LEAST TWO YEARS. BONDS SUBJECT TO ALTERNATIVE MINIMUM TAX, VARIABLE-RATE BONDS AND ZERO-COUPON BONDS ARE EXCLUDED FROM THE INDEX. INVESTORS CANNOT INVEST IN THE INDEX.

Q      DURING FEBRUARY 2000, THE TREASURY ANNOUNCED PLANS TO BUY BACK SOME
LONG-TERM DEBT AND HOLD FEWER AUCTIONS. WHAT WERE THE SHORT-TERM CONSEQUENCES OF THIS ACTION ON MUNICIPAL BONDS, AND WHAT DO YOU BELIEVE MAY BE THE LONG-TERM EFFECT?

A     February's Treasury news generated a welcome rally after five straight months of depressed municipal bond prices. The Treasury said it plans to buy back 30-year government bonds and reduce auctions all along the maturity spectrum.

  In January and February, the municipal bond yield curve -- the difference in income potential between short-term and long-term securities -- was steep compared with Treasuries. We used this development to reposition the portfolios with more longer-term bonds selling at a discount. We believe this helped the funds capture additional income and total return potential in February and March, when the municipal bond market rallied. In our view, long-term municipal securities offered compelling value on a tax-adjusted basis. As of March 31, some 70 percent of Kemper Municipal Bond Fund's portfolio was invested in securities with AAA ratings, the highest quality available. Kemper Intermediate Municipal Bond Fund has invested 58 percent of assets in AAA-rated bonds as of March 31, a slightly lower percentage than six months earlier.

  Usually, intermediate and long-term bonds provide more income potential than securities maturing in a year or less since they involve more interest-rate risk. This pattern held true for both Treasuries and municipal bonds in the autumn and winter of 1999. However, as the new millennium began, the Treasury yield curve inverted, so that by March 31, 2000, one-year Treasury bills had higher yields than 30-year bonds. While the municipal yield curve flattened during the period, it did not invert. Long-term municipal bond yields reached a historically attractive ratio -- providing nearly 98 percent of the yield of comparable-maturity Treasuries. Long-maturity municipal bonds typically yield about 85 to 90 percent of a similar-maturity Treasury.

Q      IS A STRONG U.S. ECONOMY BAD NEWS FOR MUNICIPAL BONDS?

A      Not necessarily. In fact, to the extent that the Fed can contain inflation, and investors believe that consumer prices will not accelerate, strong economic growth is positive because it enhances the ability of municipal debt issuers to meet their obligations. The fourth calendar quarter of 1999 was the 17th consecutive quarter in which bond rating upgrades exceeded downgrades, according to Standard & Poor's (S&P CreditWeek 2/21/00).

  The funds' portfolios contained bonds from many states and U.S. territories as of March 31, providing an element of diversification for the funds. As of March 31, 2000, New York was the largest state allocation for Kemper Municipal Bond Fund (14.46 percent of net assets) and second largest for Kemper Intermediate Municipal Bond Fund (10.98 percent). Last year, as a result of a booming New York City economy, the state's general obligation bonds were upgraded by rating agencies, helping to enhance the fund's total return.

PERFORMANCE UPDATE

  Ohio was the largest state allocation within Kemper Intermediate Municipal Bond Fund (12.14 percent of net assets) as of March 31. In a recent report, Standard & Poor's said the state has had "strong economic performance and sizable reserve levels."

Q      WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET FOR THE BALANCE OF
FISCAL YEAR 2000?

A      Since it is widely expected that the Fed will need to raise interest rates by as much as 50 basis points by the summer of 2000, municipal bonds face a challenging environment. Still, we believe the municipal market provides excellent value, with yields of longer-maturity municipals still near those of Treasuries, and tax-equivalent yields near double-digit levels for investors in the highest brackets. In January, in fact, municipal bond yields, as measured by THE BOND BUYER'S Revenue Bond Index, reached 6.35 percent, the highest level since August 1995. In our view, a robust U.S. economy enhances municipal finances, and that should continue to help bolster municipal credit ratings. Finally, if the equity and taxable bond markets remain as volatile as they have been this past winter, we think it could provide a catalyst for renewed enthusiasm for tax-exempt debt as a way to diversify a portfolio.

TERMS TO KNOW

DISCOUNTS AND PREMIUMS Par value is the principal value that an investor may receive when a bond matures. If a bond's price is lower than par, it is selling at a discount. If a bond's price is higher than par, it is said to be trading at a premium.

DURATION A measure of the interest-rate sensitivity of a portfolio, incorporating time to maturity and coupon size. The longer a portfolio's duration, the greater its sensitivity to interest-rate changes.

INVERTED YIELD CURVE A market phenomenon in which intermediate-term bonds (securities with one- to 10-year maturities) have higher income potential and current yields than long-term bonds (securities with 10- to 30-year maturities). Historically it has occurred during a period of rising short-term interest rates and been viewed as an indicator of a future economic slowdown.

REVENUE BOND INDEX (RBI) RBI is the average yield on 25 revenue bonds with 30-year maturities rated A1 and compiled by THE BOND BUYER, a newspaper that reports on the municipal bond market.

PORTFOLIO STATISTICS

KEMPER MUNICIPAL BOND FUND

          PORTFOLIO COMPOSITION        ON 3/31/00              ON 9/30/99
    REVENUE BONDS                          63%                     66%
 ................................................................................
    GENERAL OBLIGATION BONDS               18                      19
 ................................................................................
    U.S. GOVERNMENT SECURED                16                      13
 ................................................................................
    CASH AND EQUIVALENTS                    3                       2
--------------------------------------------------------------------------------
                                          100%                    100%

[PIE CHART] [PIE CHART]

                 QUALITY               ON 3/31/00              ON 9/30/99
    AAA                                    70%                     64%
 ................................................................................
    AA                                     13                      12
 ................................................................................
    A                                       5                       5
 ................................................................................
    BBB                                     6                      10
 ................................................................................
    BB                                      1                       1
 ................................................................................
    NOT RATED                               5                       8
--------------------------------------------------------------------------------
                                          100%                    100%

[PIE CHART] [PIE CHART]

PORTFOLIO STATISTICS

KEMPER MUNICIPAL BOND FUND

            YEARS TO MATURITY          ON 3/31/00              ON 9/30/99
    1-10 YEARS                             45%                     46%
 ................................................................................
    11-20 YEARS                            46                      46
 ................................................................................
    21+ YEARS                               9                       8
--------------------------------------------------------------------------------
                                          100%                    100%

[PIE CHART] [PIE CHART]

       TOP FIVE STATE ALLOCATIONS                              ON 3/31/00
    NEW YORK                                                     14.46%
 ................................................................................
    TEXAS                                                         9.58
 ................................................................................
    ILLINOIS                                                      9.36
 ................................................................................
    NEW JERSEY                                                    7.73
 ................................................................................
    COLORADO                                                      7.58
--------------------------------------------------------------------------------

[PIE CHART] [PIE CHART]

           AVERAGE MATURITY         ON 3/31/00               ON 9/30/99
                                    13.2 years               13.7 years
-------------------------------------------------------------------------------

PORTFOLIO STATISTICS

KEMPER INTERMEDIATE MUNICIPAL BOND FUND

         PORTFOLIO COMPOSITION*        ON 3/31/00              ON 9/30/99
    REVENUE BONDS                          65%                     60%
 ................................................................................
    GENERAL OBLIGATION BONDS               19                      21
 ................................................................................
    U.S. GOVERNMENT SECURED                15                      15
 ................................................................................
    CASH AND EQUIVALENTS                    1                       4
--------------------------------------------------------------------------------
                                          100%                    100%

[PIE CHART] [PIE CHART]

                 QUALITY               ON 3/31/00              ON 9/30/99
    AAA                                    58%                     66%
 ................................................................................
    AA                                     18                      13
 ................................................................................
    A                                       5                       3
 ................................................................................
    BBB                                    12                      12
 ................................................................................
    NOT RATED                               7                       6
--------------------------------------------------------------------------------
                                          100%                    100%

[PIE CHART] [PIE CHART]

PORTFOLIO STATISTICS

KEMPER INTERMEDIATE MUNICIPAL BOND FUND

            YEARS TO MATURITY          ON 3/31/00              ON 9/30/99
    1-10 YEARS                             76%                     85%
 ................................................................................
    11-20 YEARS                            24                      15
--------------------------------------------------------------------------------
                                          100%                    100%

[PIE CHART] [PIE CHART]

       TOP FIVE STATE ALLOCATIONS                              ON 3/31/00
    OHIO                                                         12.14%
 ................................................................................
    NEW YORK                                                     10.98
 ................................................................................
    PENNSYLVANIA                                                 10.10
 ................................................................................
    TEXAS                                                         9.69
 ................................................................................
    MICHIGAN                                                      7.38
--------------------------------------------------------------------------------
                                                                   100%

[PIE CHART] [PIE CHART]

           AVERAGE MATURITY         ON 3/31/00               ON 9/30/99
                                     6.8 years                6.6 years
-------------------------------------------------------------------------------

* Portfolio composition is subject to change.

PORTFOLIO OF INVESTMENTS

KEMPER MUNICIPAL BOND FUND
Investment Portfolio at March 31, 2000 (unaudited)

SHORT-TERM MUNICIPAL INVESTMENTS--2.9%                                          PRINCIPAL AMOUNT       VALUE

ALABAMA
                                   Phoenix County, AL, Industrial Development
                                     Board of Environmental Impact Revenue,
                                     Mead Coated Board Project, Series A,
                                     Daily Demand Note, 4.100%, 06/01/2028*       $ 1,300,000      $    1,300,000
---------------------------------------------------------------------------------------------------------------------

DISTRICT OF COLUMBIA
                                   District of Columbia, General Fund Recovery
                                     Series B-3, Daily Demand Note, 4.100%,
                                     06/01/2003*                                    3,500,000           3,500,000
---------------------------------------------------------------------------------------------------------------------

INDIANA
                                   Jasper County, IN, Pollution Control
                                     Revenue, Northern Indiana Public Service,
                                     Daily Demand Note, 4.000%, 08/01/2010*         5,800,000           5,800,000
---------------------------------------------------------------------------------------------------------------------

NEW YORK
                                   Long Island, NY, Power Authority New York
                                     Electricity, Revenue, Series 6, 4.000%,
                                     05/01/2033*                                   23,000,000          23,000,000
                                   New York State Job Development Authority,
                                     Special Purpose, Series B1-21, Daily
                                     Demand Note, 4.000%, 03/01/2005*               1,485,000           1,485,000
---------------------------------------------------------------------------------------------------------------------

TEXAS
                                   Brazos River Authority, Texas Utilities
                                     Electric Company Project, Pollution
                                     Control Revenue, Series 1996B, Daily
                                     Demand Note, 4.150%, 06/01/2030*               2,000,000           2,000,000
                                   Harris County, TX, Health Facilities
                                     Authority Revenue, St. Lukes Episcopal
                                     Hospital, Series A, Daily Demand Note,
                                     4.100%, 02/15/2027*                            8,000,000           8,000,000
                                   Harris County, TX, Health Facilities
                                     Revenue, St. Lukes Episcopal Hospital,
                                     Series B, 4.100%, 02/15/2027*                 13,660,000          13,660,000
                                   North Central, TX, Health Facilities
                                     Development Corp., Presbyterian Medical
                                     Center, 1995 Series D, Daily Demand Note,
                                     4.100%, 12/01/2015*                            2,200,000           2,200,000
                                   North Central, TX, Health Facilities
                                     Development Corp., Presbyterian Medical
                                     Center, Daily Demand Note, Series C,
                                     4.100%, 12/01/2015*                            5,900,000           5,900,000
---------------------------------------------------------------------------------------------------------------------

WYOMING
                                   Platte County, WY, Pollution Control
                                     Revenue, Daily Demand Note, 4.100%,
                                     07/01/2014*                                    9,600,000           9,600,000
                                   ----------------------------------------------------------------------------------
                                   SHORT-TERM MUNICIPAL INVESTMENTS TOTAL
                                   (Cost: $76,445,000)                                                 76,445,000
                                   ----------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
 LONG-TERM MUNICIPAL INVESTMENTS--97.1%

ALABAMA
                                   Birmingham, AL, Jefferson Civic Center,
                                     Special Tax Revenue, 7.400%,
                                     01/01/2008 (c)                                12,000,000          12,036,960

    The accompanying notes are an integral part of the financial statements.  13

PORTFOLIO OF INVESTMENTS

                                                                                PRINCIPAL AMOUNT       VALUE

ALASKA
                                   Anchorage, AK, Electric Utilities Revenue,
                                     6.500%, 12/01/2015 (c)                       $ 5,000,000      $    5,601,450
                                   North Slope Borough, AK, General
                                     Obligation, Series 1997A, Zero Coupon,
                                     06/30/2008 (c)                                21,935,000          14,144,127
                                   North Slope Borough, AK, General
                                     Obligation, Series A, Zero Coupon,
                                     06/30/2009 (c)                                18,500,000          11,260,395
---------------------------------------------------------------------------------------------------------------------

ARIZONA
                                   Coconino County, AZ, Industrial Development
                                     Authority, Revenue, Guidance Center
                                     Income Project, Prerefunded 6/1/2001,
                                     9.250%, 06/01/2011 (b)                           540,000             574,484
                                   Phoenix, AZ, General Obligation, Partially
                                     Prerefunded, 6.375%, 07/01/2013 (b)            7,400,000           7,758,308
                                   Phoenix, AZ, Street & Highway User Revenue,
                                     Prerefunded 07/01/2002, 6.250%,
                                     07/01/2011 (b)                                10,000,000          10,462,700
                                   Salt River Project, Arizona Agricultural
                                     Improvement, Revenue, Series C, 6.250%,
                                     01/01/2019                                     8,000,000           8,179,600
---------------------------------------------------------------------------------------------------------------------

ARKANSAS
                                   Jonesboro, AR, Residential Housing,
                                     Revenue, St Bernards Regional Medical
                                     Center, Series A, 5.800%, 07/01/2012 (c)       4,025,000           4,172,677
                                   North Little Rock, AR, Electric Revenue,
                                     Series A, 6.500%, 07/01/2010                  19,750,000          21,892,480
                                   North Little Rock, AR, Electric Revenue,
                                     Series A, 6.500%, 07/01/2015                  13,080,000          14,655,224
---------------------------------------------------------------------------------------------------------------------

CALIFORNIA
                                   Foothills Eastern Corridor Agency,
                                     California Toll Road Revenue, Series A,
                                     Zero Coupon, 01/01/2017***                     5,000,000           1,958,350
                                   Foothills Eastern Corridor Agency,
                                     California Toll Road Revenue, Series A,
                                     Prerefunded 01/01/2007, 6.000%,
                                     01/01/2034 (b)                                 8,400,000           9,047,304
                                   Foothills Eastern Corridor Agency,
                                     California Toll Road Revenue, Series A,
                                     Prerefunded 01/01/2010, 6.000%,
                                     01/01/2016 (b)                                20,400,000          22,096,464
                                   Foothills Eastern Corridor Agency,
                                     California Toll Road Revenue, Series A,
                                     Prerefunded 01/01/2007, 6.500%,
                                     01/01/2032 (b)                                19,975,000          22,086,957
                                   Foothills Eastern Corridor Agency,
                                     California Toll Road Revenue, 5.000%,
                                     01/01/2035 (c)                                 7,850,000           7,065,549
                                   Murrieta Valley, CA, University School
                                     District, General Obligation, Series A,
                                     Zero Coupon, 09/01/2014                        4,235,000           1,938,444
                                   San Diego, CA, Industrial Development
                                     Revenue, 6.897%, 09/01/2019**                  7,300,000           7,629,960
                                   San Diego, CA, Unified School District,
                                     General Obligation, Series A, Zero
                                     Coupon, 07/01/2014 (c)                         3,420,000           1,579,595
                                   San Joaquin Hills, CA, Transportation,
                                     Revenue, Series A, Zero Coupon,
                                     01/15/2013                                    35,295,000          17,866,329
                                   San Joaquin Hills, CA, Transportation,
                                     Revenue, Series A, Zero Coupon,
                                     01/15/2014                                    14,905,000           7,048,873
                                   Ukiah, CA, Unified School District, Zero
                                     Coupon, 08/01/2015 (c)                         2,000,000             859,440

 14 The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS

                                                                                PRINCIPAL AMOUNT       VALUE

COLORADO
                                   Arapahoe County, CO, Capital Improvements,
                                     Revenue, Series E, Prerefunded 8/31/2005,
                                     7.000%, 08/31/2026 (b)                       $25,525,000      $   28,681,421
                                   Colorado Health Facilities Authority
                                     Revenue, Covenant Retirement Community
                                     Project, 6.750%, 12/01/2015                    1,750,000           1,795,500
                                   Colorado Health Facilities Authority
                                     Revenue, Covenant Retirement Community
                                     Project, 6.750%, 12/01/2025                    4,150,000           4,172,866
                                   Colorado Housing Finance Authority Revenue,
                                     Single Family, Series C, 7.650%,
                                     08/01/2022                                       200,000             203,816
                                   Colorado Metropolitan Waste & Water
                                     Reclamation, Revenue, Series B, 6.000%,
                                     04/01/2010                                    11,505,000          11,745,570
                                   Colorado Public Highway Authority Revenue,
                                     Series A, 5.750%, 09/01/2014 (c)              13,700,000          14,308,280
                                   Colorado Public Highway Authority Revenue,
                                     Series B, Zero Coupon, 09/01/2014 (c)         11,295,000           5,044,573
                                   Colorado Public Highway Authority Revenue,
                                     Series A, 5.000%, 09/01/2015 (c)              11,395,000          10,756,424
                                   Colorado Public Highway Authority Revenue,
                                     Series B, Zero Coupon, 09/01/2051 (c)         21,500,000           8,985,280
                                   Colorado Public Highway Authority Revenue,
                                     Series B, Zero Coupon, 09/01/2017 (c)          5,000,000           1,831,600
                                   Colorado Public Highway Authority Revenue,
                                     Series B, Zero Coupon, 09/01/2018 (c)         12,000,000           4,112,520
                                   Colorado Public Highway Authority Revenue,
                                     Capital Appreciation, Series B, Zero
                                     Coupon, 09/01/2022 (c)                         4,500,000           1,193,265
                                   Denver, CO, City and County Airport
                                     Revenue, Series A, 7.400%, 11/15/2005          1,250,000           1,363,287
                                   Denver, CO, City and County Airport
                                     Revenue, Series A, 7.500%, 11/15/2006          1,000,000           1,085,450
                                   Denver, CO, City and County Airport
                                     Revenue, Series A, Prerefunded
                                     11/15/2012, 7.500%, 11/15/2012 (b)             5,940,000           6,453,335
                                   Denver, CO, City and County Airport
                                     Revenue, Series B, 7.250%, 11/15/2012         12,715,000          13,411,782
                                   Denver, CO, City and County Airport
                                     Revenue, Series B, Prerefunded
                                     11/15/2012, 7.250%, 11/15/2012 (b)             3,260,000           3,515,943
                                   Denver, CO, City and County Airport
                                     Revenue, Series C, 6.750%, 11/15/2022          5,180,000           5,238,689
                                   Denver, CO, City and County Airport
                                     Revenue, Series C, Prerefunded
                                     11/15/2022, 6.750%, 11/15/2022 (b)             1,380,000           1,471,535
                                   Denver, CO, City and County Airport
                                     Revenue, Series A, 8.500%, 11/15/2023          4,270,000           4,436,445
                                   Denver, CO, City and County Airport
                                     Revenue, Series A, Prerefunded
                                     11/15/2000, 8.500%, 11/15/2023 (b)               405,000             423,355
                                   Denver, CO, City and County Airport
                                     Revenue, Series A, Prerefunded
                                     11/15/2001, 8.750%, 11/15/2023 (b)             2,120,000           2,293,692
                                   Denver, CO, City and County Airport
                                     Revenue, Series A, Prerefunded
                                     11/15/2004, 7.500%, 11/15/2023 (b)             1,240,000           1,390,821
                                   Denver, CO, City and County Airport
                                     Revenue, Series A, Prerefunded
                                     11/15/2025, 7.250%, 11/15/2025 (b)             2,750,000           2,968,735

    The accompanying notes are an integral part of the financial statements.  15

PORTFOLIO OF INVESTMENTS

                                                                                PRINCIPAL AMOUNT       VALUE
                                   Denver, CO, City and County Airport
                                     Revenue, Series A, Prerefunded
                                     11/15/2025, 7.250%, 11/15/2025 (b)           $ 7,000,000      $    7,556,780
                                   Denver, CO, City and County Airport
                                     Revenue, Series E, 5.250%, 11/15/2023 (c)     19,435,000          18,032,765
                                   Denver, CO, City and County Airport,
                                     Unrefunded Balance, Revenue, Series A,
                                     8.750%, 11/15/2023                             5,880,000           6,287,484
                                   Denver, CO, City and County Airport,
                                     Unrefunded Balance, Revenue, Series A,
                                     7.500%, 11/15/2023                             5,945,000           6,446,699
                                   Denver, CO, City and County School
                                     Districts, General Obligation, Series A,
                                     6.500%, 06/01/2010                             3,225,000           3,586,200
                                   Denver, CO, City and County School
                                     Districts, General Obligation, Series A,
                                     6.500%, 12/01/2010                             3,000,000           3,353,790
                                   Douglas County, CO, School District,
                                     General Obligation, 7.000%, 12/15/2013
                                     (c)                                           10,000,000          11,688,500
                                   Douglas County, CO, School District,
                                     General Obligation, Series A, 6.500%,
                                     12/15/2016 (c)                                   715,000             760,903
                                   Thornton, CO, General Obligation, Zero
                                     Coupon, 12/01/2008 (c)                         5,000,000           3,182,850
---------------------------------------------------------------------------------------------------------------------

CONNECTICUT
                                   Bridgeport, CT, Series A, 6.000%,
                                     07/15/2014 (c)                                 5,535,000           5,823,761
                                   Connecticut State, Series E, 6.000%,
                                     03/15/2012                                     7,300,000           7,872,320
                                   Connecticut State Development Authority,
                                     Revenue, Pierce Memorial Baptist Home,
                                     Prerefunded 10/01/2000, 9.250%,
                                     10/01/2018 (b)                                 1,140,000           1,199,896
                                   Greenwich, CT, Housing Authority Revenue,
                                     Series A, 6.350%, 09/01/2027                   2,640,000           2,468,268
---------------------------------------------------------------------------------------------------------------------

DISTRICT OF COLUMBIA
                                   District of Columbia, Inverse Floating Rate
                                     Bond, 11.000%, 12/07/2008**                   20,620,000          21,045,184
                                   District of Columbia, General Obligation,
                                     Series B, Prerefunded 6/1/2010, 6.300%,
                                     06/01/2010 (b)                                 4,500,000           4,723,875
                                   District of Columbia, General Obligation,
                                     Series B, 6.000%, 06/01/2015 (c)               2,600,000           2,736,448
                                   District of Columbia, General Obligation,
                                     Series B, 6.000%, 06/01/2017 (c)               2,730,000           2,872,369
                                   District of Columbia General Obligation,
                                     Series A, 5.250%, 06/01/2027 (c)               9,500,000           8,576,980
                                   District of Columbia Redevelopment Land
                                     Agency, Revenue, 5.625%, 11/01/2010            5,105,000           5,152,987
                                   District of Columbia Water & Sewer
                                     Authority, Inverse Floating Rate Bond,
                                     Series 13, 7.875%, 10/01/2013**                1,210,000           1,370,688
                                   District of Columbia Water & Sewer
                                     Authority, Inverse Floating Rate Bond,
                                     Series 14, 7.873%, 10/01/2014**                1,970,000           2,225,233
                                   District of Columbia Water & Sewer
                                     Authority, Inverse Floating Rate Bond,
                                     Series 15, 7.870%, 10/01/2015**                3,565,000           3,996,401
                                   District of Columbia Water & Sewer
                                     Authority, Inverse Floating Rate Bond,
                                     Series 16, 7.870%, 10/01/2016**                2,750,000           3,073,400

 16 The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS

                                                                                PRINCIPAL AMOUNT       VALUE

FLORIDA
                                   Broward County, FL, Resource Recovery,
                                     Waste Energy Company, Revenue, 7.950%,
                                     12/01/2008                                   $ 8,220,000      $    8,485,013
                                   Broward County, FL, Resource Recovery,
                                     Waste Energy Company, Revenue, 7.950%,
                                     12/01/2008                                     2,780,000           2,869,627
                                   Florida State Board of Education Lottery
                                     Revenue, Series A, 5.750%, 07/01/2012          6,530,000           6,858,002
                                   Florida State Department of Environmental
                                     Protection and Preservation Revenue,
                                     Series A, 5.750%, 07/01/2010 (c)              10,000,000          10,527,200
                                   Greater Orlando, FL, Aviation Authority,
                                     Revenue, Series A, 5.250%, 10/01/2013 (c)      5,300,000           5,202,109
                                   Hillsborough County, FL, Industrial
                                     Development, Revenue, Tampa Electric
                                     Project, 8.000%, 05/01/2022                   10,000,000          10,889,000
                                   Jacksonville, FL, Health Facilities A,
                                     Revenue, 11.500%, 10/01/2012***                   85,000             132,976
                                   Jacksonville, FL, Health Facilities A,
                                     Revenue, Prerefunded 10/01/2012, 11.500%,
                                     10/01/2012 (b)                                    10,000              12,108
                                   Jacksonville, FL, Health Facilities A,
                                     Revenue, Prerefunded 10/01/2012, 11.500%,
                                     10/01/2012 (b)                                    35,000              44,154
                                   Jacksonville, FL, Health Facilities A,
                                     Revenue, Prerefunded 10/01/2012, 11.500%,
                                     10/01/2012 (b)                                    40,000              52,378
                                   Jacksonville, FL, Health Facilities A,
                                     Revenue, Prerefunded 10/01/2012, 11.500%,
                                     10/01/2012 (b)                                    15,000              20,308
                                   Lee County, FL, Airport Revenue, Series 14,
                                     7.790%, 10/01/2013**                           3,960,000           4,380,552
                                   Lee County, FL, Airport Revenue, Series 14,
                                     8.040%, 10/01/2015**                           1,500,000           1,662,180
                                   Lee County, FL, Airport Revenue, Series 14,
                                     7.790%, 10/01/2020**                           1,410,000           1,481,854
                                   Miami-Dade County, FL, Revenue, Series A,
                                     Zero Coupon, 10/01/2014 (c)                    2,195,000             969,597
                                   Miami-Dade County, FL, Special Obligation,
                                     Refunded, Series A, Zero Coupon,
                                     10/01/2022 (c)                                 7,000,000           1,797,320
                                   Orange County, FL, Health Facilities,
                                     Revenue, 6.250%, 10/01/2016 (c)***               710,000             774,141
                                   Orange County, FL, Health Facilities,
                                     Revenue, 6.250%, 10/01/2018                      290,000             316,866
                                   Orange County, FL, Health Facilities
                                     Authority, Revenue, Orlando Regional
                                     Healthcare, 6.250%, 10/01/2021                 6,000,000           6,464,400
                                   Orlando, FL, Utilities Commission Water and
                                     Electricity, Revenue, 6.750%, 10/01/2017       3,500,000           3,986,395
                                   Palm Beach County, FL, Solid Waste
                                     Authority Revenue, Series A, Zero Coupon,
                                     10/01/2013 (c)                                20,000,000           9,570,200
                                   Sunrise, FL, Utilities System Revenue,
                                     Refunded, 5.500%, 10/01/2018 (c)              10,000,000          10,052,000
                                   Tampa, FL, Solid Waste System Revenue,
                                     Series B, 5.250%, 10/01/2014 (c)               4,400,000           4,250,576
                                   Tampa, FL, Solid Waste System Revenue,
                                     Series B, 5.250%, 10/01/2015 (c)               2,420,000           2,312,504

    The accompanying notes are an integral part of the financial statements.  17

PORTFOLIO OF INVESTMENTS

                                                                                PRINCIPAL AMOUNT       VALUE

GEORGIA
                                   Atlanta, GA, Airport Revenue, General
                                     Obligation, Series B, 5.625%, 01/01/2009
                                     (c)                                          $ 4,170,000      $    4,271,831
                                   Atlanta, GA, Airport Revenue, Refunded,
                                     General Obligation, Series A, 5.500%,
                                     01/01/2009 (c)                                 4,805,000           4,934,831
                                   Atlanta, GA, Airport Revenue, General
                                     Obligation, Series B, 5.750%, 01/01/2010
                                     (c)                                            4,240,000           4,379,581
                                   Atlanta, GA, Airport Revenue, Refunded,
                                     General Obligation, Series A, 5.500%,
                                     01/01/2010 (c)                                 2,330,000           2,391,442
                                   Atlanta, GA, Airport Revenue, General
                                     Obligation, Series B, 5.750%, 01/01/2011
                                     (c)                                            1,590,000           1,641,150
                                   Atlanta, GA, Water & Wastewater Revenue,
                                     Series A, 5.500%, 11/01/2019 (c)              13,000,000          12,976,210
                                   Chatham County, GA, School District,
                                     General Obligation, Prerefunded
                                     08/01/2001, 6.150%, 08/01/2010 (b)             7,300,000           7,595,212
                                   Forsyth County, GA, School District,
                                     6.000%, 02/01/2016                             3,000,000           3,143,580
                                   Fulton County, GA, Housing Authority
                                     Single, Revenue, 6.550%, 03/01/2018              175,000             178,687
                                   Fulton County, GA, Housing Authority
                                     Single, Revenue, Series A, 6.600%,
                                     03/01/2028                                     2,660,000           2,752,142
                                   Georgia Municipal Electric Authority, Power
                                     Revenue, Series V, 6.600%, 01/01/2018 (c)      5,000,000           5,639,100
                                   Georgia Municipal Electric Authority, Power
                                     Revenue, Series W, 6.600%, 01/01/2018 (c)      3,500,000           3,947,370
                                   Georgia State, Series C, 5.750%, 09/01/2013      4,600,000           4,885,430
                                   Georgia State Housing & Financial Authority
                                     Revenue, Single Family Mortgage, 6.250%,
                                     12/01/2028                                    14,510,000          14,833,283
                                   Metropolitan Atlanta Rapid Transportation
                                     Authority, Revenue, Second Indenture,
                                     Series A, 5.625%, 07/01/2020                   7,500,000           7,472,325
                                   State of Georgia, General Obligation,
                                     5.500%, 09/01/2014                             5,485,000           5,653,006
---------------------------------------------------------------------------------------------------------------------

HAWAII
                                   State of Hawaii, Inverse Floating Rate
                                     Bond, 6.956%, 03/01/2014**                     6,195,000           6,259,428
                                   State of Hawaii, General Obligation, Series
                                     C, 5.750%, 09/01/2014 (c)                      5,000,000           5,145,300
                                   State of Hawaii, General Obligation, Series
                                     C, 5.800%, 09/01/2015 (c)                      5,000,000           5,142,300
---------------------------------------------------------------------------------------------------------------------

ILLINOIS
                                   Chicago, IL, Capital Appreciation, City
                                     Colleges, Zero Coupon, 01/01/2016 (c)         22,000,000           8,953,780
                                   Chicago, IL, Capital Appreciation, City
                                     Colleges, Zero Coupon, 01/01/2017             20,000,000           7,625,800
                                   Chicago, IL, Board of Education,
                                     Certificates of Participation, Series A,
                                     6.250%, 01/01/2009 (c)                         6,735,000           7,238,643
                                   Chicago, IL, Board of Education, General
                                     Obligation, Chicago School Reform, Series
                                     B, Zero Coupon, 12/01/2009 (c)                 6,750,000           3,995,055
                                   Chicago, IL, Board of Education,
                                     Certificates of Participation, Series A,
                                     6.250%, 01/01/2011, (c)                       10,000,000          10,885,500
                                   Chicago, IL, Board of Education, General
                                     Obligation, Chicago School Reform, Series
                                     A, Zero Coupon, 12/01/2012 (c)                 3,500,000           1,755,985

 18 The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS

                                                                                PRINCIPAL AMOUNT       VALUE
                                   Chicago, IL, Board of Education, General
                                     Obligation, Chicago School Reform, Series
                                     A, Zero Coupon, 12/01/2013 (c)               $ 6,645,000      $    3,132,121
                                   Chicago, IL, Board of Education, General
                                     Obligation, Chicago School Reform, Series
                                     A, Zero Coupon, 12/01/2014 (c)                 2,000,000             883,360
                                   Chicago, IL, Board of Education, General
                                     Obligation, Chicago School Reform,
                                     6.000%, 12/01/2016 (c)                         5,000,000           5,144,050
                                   Chicago, IL, Board of Education,
                                     Certificates of Participation, Series A,
                                     6.000%, 01/01/2020 (c)                         3,000,000           3,125,520
                                   Chicago, IL, Gas Supply Revenue, Peoples
                                     Gas & Coke Company, Series A, 8.100%,
                                     05/01/2020                                     8,250,000           8,441,152
                                   Chicago, IL, O'Hare International Airport
                                     Revenue Series A, 6.375%, 01/01/2012 (c)      15,000,000          15,769,050
                                   Chicago, IL, O'Hare International Airport
                                     Revenue, Series A, 6.000%, 01/01/2012          5,000,000           5,065,450
                                   Chicago, IL, O'Hare International Airport
                                     Revenue, 6.750%, 01/01/2018 (c)               23,350,000          24,331,167
                                   Chicago, IL, Tax Allocation, Central
                                     Station Project, Series A, Prerefunded
                                     01/01/2005, 8.900%, 01/01/2011 (b)             1,530,000           1,665,527
                                   Chicago, IL, Water Revenue, Zero Coupon,
                                     11/01/2012 (c)                                 6,350,000           3,188,652
                                   Cook County, IL, Rites-PA 591, 10.685%,
                                     11/15/2013**                                  10,610,000          13,133,695
                                   Cook County, IL, Capital Improvements,
                                     General Obligation, 6.500%, 11/15/2014
                                     (c)                                           18,560,000          20,754,720
                                   Illinois Development Financial Authority,
                                     General Obligation, Debt Restructure-East
                                     St Louis, 7.500%, 11/15/2013                   3,750,000           4,045,837
                                   Illinois Development Financial Authority,
                                     Pollution Revenue, Commonwealth Edison
                                     Company Project, Series D, 6.750%,
                                     03/01/2015 (c)                                16,780,000          17,940,169
                                   Illinois Development Financial Authority
                                     Hospital Revenue, Adventist Health
                                     System, 5.500%, 11/15/2020                    10,000,000           8,136,500
                                   Illinois Health Facilities Authority
                                     Revenue, South Suburban Hospital, 7.000%,
                                     02/15/2009***                                  4,695,000           5,129,006
                                   Illinois Health Facilities Authority
                                     Revenue, South Suburban Hospital,
                                     Prerefunded 2/15/2002, 7.000%, 02/15/2009
                                     (b)                                            3,055,000           3,229,379
                                   Illinois Health Facilities Authority
                                     Revenue, Health Care
                                     Facilities-Northwestern Medical,
                                     Prerefunded 11/15/2004, 6.500%,
                                     11/15/2015 (b)                                 3,900,000           4,219,917
                                   Illinois Regional Transportation Authority,
                                     11.142%, 11/01/2021**                         12,900,000          15,930,984
                                   Lake, Cook, Kane and McHenry Counties, IL,
                                     General Obligation, 6.300%, 12/01/2017
                                     (c)                                            1,885,000           2,048,731
                                   Metropolitan Pier & Exposition Authority of
                                     Illinois, Dedicated State Tax,
                                     Prerefunded, Capital Appreciation, Series
                                     A, Zero Coupon, 06/15/2008 (b), (c),***        1,220,000             794,232
                                   Metropolitan Pier & Exposition Authority of
                                     Illinois, Dedicated State Tax, Unrefunded
                                     Balance, Capital Appreciation, Series A,
                                     Zero Coupon, 06/15/2008 (c)                    6,670,000           4,324,895

    The accompanying notes are an integral part of the financial statements.  19

PORTFOLIO OF INVESTMENTS

                                                                                PRINCIPAL AMOUNT       VALUE
                                   Metropolitan Pier & Exposition Authority of
                                     Illinois, Revenue, Mccormick Place
                                     Exposition, Series A, Zero Coupon,
                                     06/15/2013                                   $20,390,000      $    9,857,749
                                   Metropolitan Pier & Exposition Authority of
                                     Illinois, Revenue, Mccormick Place
                                     Exposition, 5.750%, 12/15/2014 (c)             3,460,000           3,565,253
                                   Metropolitan Pier & Exposition Authority of
                                     Illinois, Revenue, Mccormick Place
                                     Exposition, Series A, Zero Coupon,
                                     06/15/2015 (c)                                10,000,000           4,242,000
                                   Metropolitan Pier & Exposition Authority of
                                     Illinois, Revenue, Mccormick Place
                                     Exposition, Series A, Zero Coupon,
                                     12/15/2015 (c)                                10,000,000           4,124,000
                                   Metropolitan Pier & Exposition Authority of
                                     Illinois, Revenue, Mccormick Place
                                     Exposition, Zero Coupon, 06/15/2018            7,250,000           2,519,810
                                   St. Charles, IL, Multifamily Housing
                                     Revenue, Housing-Wessel Court Project,
                                     7.600%, 04/01/2024                             3,680,000           3,708,851
                                   University Park, IL, Tax Allocation,
                                     Governors Gateway Industrial Park,
                                     8.500%, 12/01/2011                             2,570,000           2,796,186
                                   Will County, IL, Community Unit School
                                     District, General Obligation, Series B,
                                     Zero Coupon, 11/01/2015                        8,000,000           3,322,080
                                   Will County, IL, Forest Preserves District,
                                     General Obligation, Series B, Zero
                                     Coupon, 12/01/2011 (c)                         4,145,000           2,203,482
                                   Will County, IL, Forest Preserves District,
                                     General Obligation, Series B, Zero
                                     Coupon, 12/01/2012 (c)                         2,480,000           1,239,653
                                   Will County, IL, Forest Preserves District,
                                     General Obligation, Series B, Zero
                                     Coupon, 12/01/2013 (c)                        12,030,000           5,647,724
                                   Will County, IL, Forest Preserves District,
                                     General Obligation, Series B, Zero
                                     Coupon, 12/01/2014 (c)                        10,255,000           4,510,046
                                   Will County, IL, Forest Preserves District,
                                     General Obligation, Series B, Zero
                                     Coupon, 12/01/2015 (c)                         5,730,000           2,357,494
---------------------------------------------------------------------------------------------------------------------

INDIANA
                                   Fort Wayne, IN, Hospital Authority,
                                     Revenue, Parkview Health Systems Inc.
                                     Project, 5.000%, 11/15/2013                    4,810,000           4,500,188
                                   Indiana Health Facilities Financing
                                     Authority, Hospital Revenue, Fayette
                                     Memorial Hospital Project, 7.200%,
                                     10/01/2022                                     1,800,000           1,799,010
                                   Indiana Transportation Financial Authority,
                                     Highway Revenue, Series A, 7.250%,
                                     06/01/2015                                     4,000,000           4,706,560
---------------------------------------------------------------------------------------------------------------------

IOWA
                                   Iowa Financial Authority, Hospital Facility
                                     Revenue, Trinity Regional Hospital
                                     Project, Prerefunded 07/01/2002, 7.000%,
                                     07/01/2022 (b)                                12,000,000          12,738,120
                                   Iowa Financial Authority, Single Family
                                     Revenue, 7.900%, 11/01/2022                    1,155,000           1,179,740

 20 The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS

                                                                                PRINCIPAL AMOUNT       VALUE

KENTUCKY
                                   Hopkins County, KY, Hospital Revenue,
                                     Trover Clinic Found, 6.625%,
                                     11/15/2011 (c)                               $ 4,000,000      $    4,172,520
                                   Kenton County, KY, Airport Board Revenue,
                                     Cincinnati Northern Kentucky, Series A,
                                     6.300%, 03/01/2015 (c)                         6,250,000           6,568,187
---------------------------------------------------------------------------------------------------------------------

LOUISIANA
                                   Jefferson Parish, LA, School Board,
                                     Revenue, 6.250%, 02/01/2008 (c)               11,000,000          11,451,880
                                   Louisiana Public Facilities Authority
                                     Revenue, Centenary College Louisiana
                                     Project, Prerefunded 02/01/2008, 5.750%,
                                     02/01/2012 (b)                                 1,000,000           1,044,580
                                   Louisiana Public Facilities Authority
                                     Revenue, Centenary College Louisiana
                                     Project, Prerefunded 02/01/2008, 5.900%,
                                     02/01/2017 (b)                                 1,000,000           1,054,150
---------------------------------------------------------------------------------------------------------------------

MAINE
                                   Maine Health & Higher Educational
                                     Facilities, Revenue, Series B, 7.100%,
                                     07/01/2014                                     2,750,000           3,031,325
---------------------------------------------------------------------------------------------------------------------

MARYLAND
                                   Maryland Economic Development Corporation,
                                     Chesapeake Bay Conference, Series 1999B,
                                     7.750%, 12/01/2031                            30,000,000          29,663,400
                                   Maryland State Health & Higher Educational
                                     Facilities, Revenue, Doctors County
                                     Hospital, 5.750%, 07/01/2013                   6,785,000           5,939,793
                                   Northeast Maryland Waste Disposal Authority
                                     Revenue, Southwest Resource Recovery
                                     System, 7.200%, 01/01/2006 (c)                 1,500,000           1,636,875
---------------------------------------------------------------------------------------------------------------------

MASSACHUSETTS
                                   Massachusetts Bay Transportation Authority,
                                     Revenue, General Transportation, Series
                                     A, 5.875%, 03/01/2015                         10,075,000          10,608,068
                                   Massachusetts Bay Transportation Authority,
                                     General Transportation Revenue, Series B,
                                     6.200%, 03/01/2016                            12,950,000          14,053,469
                                   Massachusetts Municipal Wholesale Electric
                                     Company, Revenue, Series B, 6.750%,
                                     07/01/2011                                    17,500,000          18,321,800
                                   Massachusetts Municipal Wholesale Electric
                                     Company, Revenue, Series B, 6.750%,
                                     07/01/2017                                     3,945,000           4,038,496
                                   Massachusetts Municipal Wholesale Electric
                                     Company, Revenue, Series A, 6.000%,
                                     07/01/2018                                     5,610,000           5,656,843
                                   Massachusetts Municipal Wholesale Electric
                                     Company, Revenue, Series C, 6.625%,
                                     07/01/2018                                    10,000,000          10,135,000
                                   Massachusetts State Development Financial
                                     Agency, Revenue, Health Care Facilities,
                                     Series A, 7.100%, 07/01/2032                   3,000,000           2,816,520
                                   Massachusetts State Port Authority Revenue,
                                     13.000%, 07/01/2013***                         1,500,000           2,309,985
                                   Massachusetts State Port Authority Revenue,
                                     Series B, 5.500%, 07/01/2015                   3,025,000           3,004,672
                                   Massachusetts State Turnpike Metropolitan
                                     Authority, Revenue, Series C, Zero
                                     Coupon, 01/01/2018                            10,000,000           3,662,300
                                   Massachusetts State Turnpike Metropolitan
                                     Authority, Revenue, Series C, Zero
                                     Coupon, 01/01/2019                             5,500,000           1,886,170

    The accompanying notes are an integral part of the financial statements.  21

PORTFOLIO OF INVESTMENTS

                                                                                PRINCIPAL AMOUNT       VALUE
{                                  Massachusetts State Turnpike Metropolitan
                                     Authority, Revenue, Series C, Zero
                                     Coupon, 01/01/2020                           $12,750,000      $    4,106,137
                                   State of Massachusetts, General Obligation,
                                     Series B, 6.500%, 08/01/2011                   5,940,000           6,190,252
                                   State of Massachusetts, Revenue, Federal
                                     Highway, Series A, Zero Coupon,
                                     12/15/2014                                    27,680,000          12,251,722
---------------------------------------------------------------------------------------------------------------------

MICHIGAN
                                   Battle Creek, MI, Downtown Development, Tax
                                     Allocation, Prerefunded 05/01/2004,
                                     7.600%, 05/01/2016 (b)                         3,800,000           4,227,348
                                   Detroit, MI, General Obligation, Series A,
                                     Prerefunded 04/01/2005, 6.700%,
                                     04/01/2010 (b)                                 2,500,000           2,718,800
                                   Detroit, MI, General Obligation, Series B,
                                     6.250%, 04/01/2010                             3,410,000           3,567,747
                                   Michigan Higher Educational Facilities
                                     Authority, Revenue, Calvin College
                                     Project, 5.550%, 06/01/2017                    1,465,000           1,349,573
                                   Michigan Municipal Bond Authority Revenue,
                                     Clean Water Revolving Fund, 5.625%,
                                     10/01/2013                                    12,745,000          13,059,801
                                   Michigan State Building Authority Revenue,
                                     Series I, 6.750%, 10/01/2011                   9,750,000          10,204,350
                                   Michigan State Hospital Financial Authority
                                     Revenue, Gratiot Community Hospital,
                                     6.100%, 10/01/2007                             2,250,000           2,216,722
                                   Michigan State Hospital Financial Authority
                                     Revenue, 7.800%, 07/15/2008**                  5,000,000           5,450,700
                                   Michigan State Hospital Financial Authority
                                     Revenue, 8.300%, 07/15/2008**                  5,000,000           5,625,500
                                   Michigan State Strategic Fund Limited,
                                     Revenue, 5.750%, 11/15/2018                    1,400,000           1,137,472
                                   Michigan State Trunk Line, Revenue, Series
                                     A, 5.500%, 11/01/2017                          7,000,000           6,980,120
                                   Tawas City, MI, Hospital Financial
                                     Authority, Revenue, Series A, ETM,
                                     5.600%, 02/15/2013***                          2,735,000           2,787,785
---------------------------------------------------------------------------------------------------------------------

MINNESOTA
                                   Minneapolis and Saint Paul, MN,
                                     Metropolitan Airport Community Airport
                                     Revenue, Series B, 5.250%, 01/01/2019 (c)      3,700,000           3,470,896
                                   New Hope, MN, Housing & Health, Revenue,
                                     Minnesota Masonic Home North Ridge,
                                     5.900%, 03/01/2019                             1,335,000           1,134,550
                                   New Hope, MN, Housing & Health, Revenue,
                                     Minnesota Masonic Home North Ridge,
                                     5.875%, 03/01/2029                             2,700,000           2,207,358
                                   St Louis Park, MN, Hospital Revenue, Series
                                     A, 7.250%, 07/01/2015                          6,650,000           6,832,675
                                   University of Minnesota, Series A, 5.750%,
                                     07/01/2017                                     3,240,000           3,364,092
                                   University of Minnesota, Series A, 5.750%,
                                     07/01/2018                                     6,760,000           6,995,924
---------------------------------------------------------------------------------------------------------------------

MISSISSIPPI
                                   Jones County, MS, Hospital Revenue, South
                                     Central Regional Medical Center, 5.500%,
                                     12/01/2017                                     2,055,000           1,740,421

 22 The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS

                                                                                PRINCIPAL AMOUNT       VALUE

MISSOURI
                                   Clarence Cannon, MO, Wholesale Water
                                     Revenue, 6.000%, 05/15/2020                  $10,000,000      $    9,383,700
                                   Missouri State Health & Educational
                                     Facilities, Revenue, Christian Health
                                     Services, Series B, Prerefunded
                                     02/15/2001, 6.875%, 02/15/2013 (b)             7,000,000           7,294,210
                                   Missouri State Health & Educational
                                     Facilities, Revenue, Lutheran Senior
                                     Services, 5.750%, 02/01/2017                   3,250,000           2,888,275
                                   Sikeston, MO, Electric Revenue, 6.200%,
                                     06/01/2010                                     6,870,000           7,500,185
                                   St Louis County, MO, Regional Convention,
                                     Revenue, Series B, Prerefunded
                                     08/15/2003, 7.000%, 08/15/2011 (b)             4,380,000           4,682,746
                                   St Louis County, MO, Regional Convention,
                                     Revenue, Series C, 7.900%, 08/15/2021            240,000             253,373
                                   St Louis County, MO, Regional Convention,
                                     Revenue, Series C, Prerefunded
                                     08/15/2003, 7.900%, 08/15/2021 (b)             4,760,000           5,218,483
                                   St Louis, MO, Tax Increment Revenue, Tax
                                     Allocation, Series A, 10.000%, 08/01/2010      7,675,000           9,094,952
---------------------------------------------------------------------------------------------------------------------

MONTANA
                                   Montana State Housing Board, Revenue,
                                     Single Family Mortgage, Series A-2,
                                     6.150%, 06/01/2030                             6,965,000           6,992,372
---------------------------------------------------------------------------------------------------------------------

NEBRASKA
                                   Nebraska Investment Finance Authority
                                     Single, Revenue, Series A, 6.700%,
                                     09/01/2026                                     3,520,000           3,589,837
                                   Omaha, NE, Public Power Revenue, Series B,
                                     6.200%, 02/01/2017***                          4,700,000           5,053,440
                                   Scotts Bluff County, NE, Hospital
                                     Authority, Revenue, 6.450%, 12/15/2004         1,755,000           1,811,529
                                   Scotts Bluff County, NE, Hospital
                                     Authority, Revenue, Prerefunded
                                     12/15/2002, 6.450%, 12/15/2004 (b)             1,675,000           1,762,669
---------------------------------------------------------------------------------------------------------------------

NEVADA
                                   Clark County, NV, Industrial Development
                                     Revenue, Refunded, Nevada Power Company
                                     Project, Series B, 5.900%, 10/01/2030          5,000,000           4,384,000
                                   Humboldt County, NV, Pollution Control,
                                     Revenue, Idaho Power Company Project,
                                     8.300%, 12/01/2014                             9,650,000          10,743,248
                                   Reno, NV, Redevelopment Agency Tax
                                     Allocation, Series E, Prerefunded
                                     09/01/2003, 5.650%, 09/01/2013 (b)             3,145,000           3,245,388
                                   Reno, NV, Redevelopment Agency Tax
                                     Allocation, Series E, Prerefunded
                                     09/01/2003, 5.750%, 09/01/2017 (b)             4,020,000           4,160,821
---------------------------------------------------------------------------------------------------------------------

NEW HAMPSHIRE
                                   New Hampshire Higher Educational & Health
                                     Facilities, Revenue, Havenwood Heritage
                                     Heights, 7.350%, 01/01/2018                    2,500,000           2,552,750
                                   New Hampshire Higher Educational & Health
                                     Facilities, Revenue, Havenwood Heritage
                                     Heights, 7.450%, 01/01/2025                    4,000,000           4,072,200
---------------------------------------------------------------------------------------------------------------------

NEW JERSEY
                                   Atlantic City, NJ, Board of Education,
                                     General Obligation, 6.000%, 12/01/2013
                                     (c)                                            4,600,000           4,958,754
                                   Atlantic City, NJ, Board of Education,
                                     General Obligation, 6.100%,
                                     12/01/2014 (c)                                 4,500,000           4,877,370
                                   Elizabeth, NJ, General Obligation, Zero
                                     Coupon, 08/01/2005 (c)                         6,250,000           4,771,625

    The accompanying notes are an integral part of the financial statements.  23

PORTFOLIO OF INVESTMENTS

                                                                                PRINCIPAL AMOUNT       VALUE
                                   Essex County, NJ, Improvement Authority
                                     Revenue, Property & Equipment Project,
                                     6.500%, 12/01/2012 (c)                       $ 4,050,000      $    4,275,261
                                   Essex County, NJ, Improvement Authority
                                     Revenue, Jail & Youth Housing Projects,
                                     Prerefunded 12/1/2004, 6.900%, 12/01/2014
                                     (b), (c)                                       2,645,000           2,914,023
                                   Jersey City, NJ, Sewer Authority Sewer,
                                     Revenue, 4.500%, 01/01/2019 (c)               13,000,000          11,115,780
                                   New Jersey Economic Development Authority,
                                     Revenue, Series A, 5.875%, 05/01/2014 (c)      5,000,000           5,210,400
                                   New Jersey Economic Development Authority,
                                     Revenue, Series A, 6.000%, 05/01/2016 (c)      3,000,000           3,124,440
                                   New Jersey Economic Development Authority,
                                     Economic Development Revenue, United
                                     Methodist Homes, 5.500%, 07/01/2019            2,500,000           2,034,975
                                   New Jersey Economic Development Authority,
                                     Revenue, United Methodist Homes, 5.750%,
                                     07/01/2029                                     9,500,000           7,590,880
                                   New Jersey Economic Development Authority
                                     Revenue, Harrogate Inc., Series A,
                                     5.875%, 12/01/2026                             1,000,000             854,720
                                   New Jersey Health Care Facilities, Revenue,
                                     Atlantic City Medical Center, Series C,
                                     6.800%, 07/01/2011                             6,840,000           7,168,388
                                   New Jersey Health Care Facilities, Revenue,
                                     West Jersey Health Systems, Prerefunded
                                     07/01/2002, 6.125%, 07/01/2012 (b)            11,000,000          11,534,270
                                   New Jersey Health Care Facilities, Revenue,
                                     Southern Ocean County Hospital, Series A,
                                     6.125%, 07/01/2013                             3,735,000           3,456,780
                                   New Jersey State Transportation Trust Fund
                                     Authority, Transportation System, Series
                                     A, 5.625%, 06/15/2014**                        2,000,000           2,068,180
                                   New Jersey State Transportation Trust Fund
                                     Authority, Residual Certificates, Series
                                     224, 7.440%, 06/15/2016                       11,000,000          11,715,990
                                   New Jersey State Transportation Trust Fund
                                     Authority, Transportation System, Series
                                     A, 5.000%, 06/15/2017                         21,660,000          20,268,778
                                   New Jersey State Turnpike Authority,
                                     Revenue, 10.375%, 01/01/2003***                1,450,000           1,588,069
                                   New Jersey State Turnpike Authority,
                                     Revenue, Series A, 6.200%, 01/01/2012         10,000,000          10,388,900
                                   New Jersey State Turnpike Authority,
                                     Revenue, 9.139%, 01/01/2016 (c),**            21,170,000          26,001,841
                                   New Jersey State Turnpike Authority,
                                     Revenue, 9.139%, 01/01/2016 (c),**             3,830,000           4,704,159
                                   New Jersey State Turnpike
                                     Authority,Revenue, Series A, 6.500%,
                                     01/01/2016 (c)                                45,720,000          50,937,566
---------------------------------------------------------------------------------------------------------------------

NEW MEXICO
                                   Albuquerque, NM, Hospital Revenue,
                                     Southwest Community Health Services,
                                     10.000%, 08/01/2003***                           675,000             736,850
                                   Albuquerque, NM, Hospital Revenue,
                                     Southwest Community Health Services,
                                     Prerefunded 08/01/2008, 10.125%,
                                     08/01/2012 (b)                                 4,000,000           5,043,040
                                   Los Alamos County, NM, Utility Income,
                                     Revenue, Series A, 6.100%, 07/01/2010 (c)      4,400,000           4,601,432

 24 The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS

                                                                                PRINCIPAL AMOUNT       VALUE
                                   New Mexico Mortgage Finance Authority,
                                     Revenue, Series E-2, 6.800%, 03/01/2031      $ 7,500,000      $    7,981,200
                                   Socorro, NM, Hospital System Revenue,
                                     Southwest Community Health Services,
                                     10.000%, 08/01/2003***                           905,000             987,925
---------------------------------------------------------------------------------------------------------------------

NEW YORK
                                   Long Island Power Authority, Electric
                                     System Revenue, General Obligation,
                                     Series A, 5.125%, 12/01/2016                   5,000,000           4,752,200
                                   Metropolitan Transportation Authority of
                                     New York, Transportation Facilities
                                     Revenue, Series C, 5.125%, 07/01/2011 (c)     10,000,000           9,906,500
                                   Monroe County, NY, Airport Authority,
                                     Airport Revenue, 8.928%, 01/01/2014**          2,005,000           2,125,861
                                   Monroe County, NY, Airport Authority,
                                     Airport Revenue, 8.925%, 01/01/2015**          2,515,000           2,653,275
                                   Monroe County, NY, Airport Authority,
                                     Airport Revenue, 9.215%, 01/01/2016**          1,915,000           2,066,706
                                   New York & New Jersey Port Authority,
                                     Revenue, Series 8, 6.500%, 10/15/2008          5,390,000           5,606,948
                                   New York & New Jersey Port Authority,
                                     Revenue, Series 6, 6.000%, 07/01/2013          6,555,000           6,776,035
                                   New York & New Jersey Port Authority,
                                     Revenue, Series 6, 6.000%, 07/01/2015          2,500,000           2,560,950
                                   New York & New Jersey Port Authority,
                                     Special Obligation, Revenue, Continental/
                                     Eastern Project, Laguardia, 9.125%,
                                     12/01/2015                                     3,150,000           3,280,914
                                   New York City, NY, Transitional Finance
                                     Authority, Revenue, Series A, 5.250%,
                                     11/15/2013                                     4,500,000           4,458,735
                                   New York City, NY, Industrial Development
                                     Agency Revenue, USTA National Tennis
                                     Center Project, 6.600%, 11/15/2011             3,000,000           3,231,840
                                   New York Metropolitan Transportation
                                     Authority, Inverse Floating Rate Bond,
                                     Series B, 6.236%, 07/01/2011**                 2,500,000           2,382,200
                                   New York Metropolitan Transportation
                                     Authority, Revenue, Series Q, 5.125%,
                                     07/01/2012 (c)                                 7,750,000           7,618,017
                                   New York Metropolitan Transportation
                                     Authority, Revenue, Series O, 6.250%,
                                     07/01/2014                                     6,000,000           6,407,520
                                   New York Metropolitan Transportation
                                     Authority, Revenue, Series A, 6.000%,
                                     04/01/20                                       5,000,000           5,260,450
                                   New York State Dormitory Authority, City
                                     University, Revenue, 5.750%, 07/01/2013
                                     (c)                                            5,500,000           5,794,635
                                   New York State Dormitory Authority,
                                     Revenue, State University Educational
                                     Facilities, Revenue, Prerefunded
                                     05/15/2002, 7.250%, 05/15/2018 (b)               440,000             470,862
                                   New York State Dormitory Authority,
                                     Revenue, State University Educational
                                     Facilities, Revenue, Prerefunded
                                     05/15/02, 7.250%, 05/15/2018 (b)               3,370,000           3,606,372
                                   New York State Dormitory Authority Revenue,
                                     Mental Health Services Facilities, Series
                                     C, 5.125%, 02/15/2011 (c)                      5,770,000           5,712,819

    The accompanying notes are an integral part of the financial statements.  25

PORTFOLIO OF INVESTMENTS

                                                                                PRINCIPAL AMOUNT       VALUE
                                   New York State Dormitory Authority Revenue,
                                     City University System, 6.000%,
                                     07/01/2014 (c)                               $ 7,000,000      $    7,517,860
                                   New York State Dormitory Authority Revenue,
                                     City University Systems, 5.000%,
                                     07/01/2016 (c)                                 5,000,000           4,669,550
                                   New York State Dormitory Authority Revenue,
                                     State Universities Educational
                                     Facilities, Series B, 5.000%, 05/15/2018
                                     (c)                                            7,000,000           6,454,070
                                   New York State Environment Facilities
                                     Corporation Revenue, Pollution Control,
                                     Prerefunded 06/15/2004, 6.875%,
                                     06/15/2014 (b)                                 6,815,000           7,424,057
                                   New York State Environmental Facilities
                                     Corporation, State Water Pollution
                                     Control, Revolving Fund Revenue, Series
                                     A, 7.250%, 06/15/2010                            480,000             504,101
                                   New York State Environmental Facilities
                                     Corporation, State Water Pollution,
                                     Revolving Fund Revenue, Series A,
                                     Prerefunded 06/15/2001, 7.250%,
                                     06/15/2010 (b)                                 4,520,000           4,756,848
                                   New York State Environmental Facilities
                                     Corporation Revenue, Pollution Control,
                                     Series C, 7.200%, 03/15/2011                   2,500,000           2,555,425
                                   New York State Environmental Facilities
                                     Corporation Revenue, Pollution Control,
                                     6.875%, 06/15/2014                             4,560,000           4,890,007
                                   New York State Local Assistance
                                     Corporation, Revenue, Series B,
                                     Prerefunded 04/01/2001, 7.375%,
                                     04/01/2012 (b)                                 2,675,000           2,809,044
                                   New York State Local Assistance
                                     Corporation, Revenue, Series B,
                                     Prerefunded 04/01/2001, 7.500%,
                                     04/01/2020 (b)                                 7,000,000           7,359,310
                                   New York State Medical Care Facilities
                                     Financial Agency Revenue, Series D,
                                     Prerefunded 02/15/2003, 6.450%,
                                     02/15/2009 (b)                                 8,125,000           8,601,044
                                   New York State Medical Care Facilities
                                     Financial Agency Revenue, Prerefunded
                                     02/15/2000, 7.750%, 08/15/2010 (b)               980,000           1,002,256
                                   New York State Medical Care Facilities
                                     Financial Agency Revenue, Series A,
                                     Prerefunded 02/15/2005, 6.750%,
                                     08/15/2014 (b)                                 8,000,000           8,773,200
                                   New York State Thruway Authority, Service
                                     Contract Revenue, Local Highway &
                                     Bridges, Series A, 5.375%, 04/01/2010 (c)     31,740,000          32,305,289
                                   New York State Thruway Authority Revenue,
                                     Local Highway & Bridge, 5.625%,
                                     04/01/2012 (c)                                 5,470,000           5,646,681
                                   New York State Thruway Authority Revenue,
                                     Local Highway & Bridge, Series B, 5.375%,
                                     04/01/2013 (c)                                17,750,000          17,859,163
                                   New York State Thruway Authority Revenue,
                                     Local Highway & Bridge, 5.500%,
                                     04/01/2017 (c)                                 4,000,000           3,980,360
                                   New York State Urban Development
                                     Corporation, Correctional Facilities
                                     Service Contract Revenue, Series B,
                                     5.250%, 01/01/2012 (c)                         3,150,000           3,137,432

 26 The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS

                                                                                PRINCIPAL AMOUNT       VALUE
                                   New York State Urban Development
                                     Corporation, State Facilities, Revenue,
                                     5.600%, 04/01/2015                           $ 4,655,000      $    4,677,996
                                   New York State Urban Development
                                     Corporation, State Facilities, Revenue,
                                     5.700%, 04/01/2020                             3,600,000           3,590,208
                                   New York, NY, General Obligation, Series D,
                                     8.000%, 08/01/2000 (b),***                     7,745,000           7,843,129
                                   New York, NY, General Obligation, Series D,
                                     8.000%, 08/01/2000                               250,000             253,130
                                   New York, NY, General Obligation,
                                     Prerefunded 11/15/2001, 8.400%,
                                     11/15/2005 (b)                                 4,250,000           4,562,205
                                   New York, NY, General Obligation, Series F,
                                     8.400%, 11/15/2005                               235,000             251,079
                                   New York, NY, General Obligation, Series F,
                                     8.400%, 11/15/2006                               625,000             667,762
                                   New York, NY, General Obligation, Series F,
                                     Prerefunded 11/15/2001, 8.400%,
                                     11/15/2006 (b)                                 6,375,000           6,843,307
                                   New York, NY, General Obligation, Series H,
                                     7.000%, 02/01/2007                               240,000             251,705
                                   New York, NY, General Obligation, Series H,
                                     Prerefunded 02/01/2002, 7.000%,
                                     02/01/2007 (b)                                 2,760,000           2,909,785
                                   New York, NY, General Obligation, Series F,
                                     Prerefunded 11/15/2001, 8.400%,
                                     11/15/2007 (b)                                 6,335,000           6,800,369
                                   New York, NY, General Obligation, Series F,
                                     Prerefunded 11/15/2001, 8.400%,
                                     11/15/2008 (b)                                11,000,000          11,808,060
                                   New York, NY, General Obligation, Series G,
                                     Zero Coupon, 08/01/2009 (c)                   19,100,000          11,727,209
                                   New York, NY, General Obligation, Series F,
                                     Prerefunded 11/15/2001, 8.400%,
                                     11/15/2009 (b)                                 1,050,000           1,127,133
                                   New York, NY, General Obligation, Series J,
                                     5.250%, 05/15/2011                            10,000,000           9,904,000
                                   New York, NY, General Obligation, Series H,
                                     5.500%, 08/01/2013                             5,000,000           5,021,100
                                   New York, NY, General Obligation, Series F,
                                     5.250%, 08/01/2015 (c)                         5,000,000           4,868,700
                                   New York, NY, General Obligation, Series A,
                                     7.750%, 08/15/2015                                92,000              96,881
                                   New York, NY, General Obligation, Series A,
                                     Prerefunded 08/15/2001, 7.750%,
                                     08/15/2015 (b)                                 3,408,000           3,604,233
                                   New York, NY, Series C, 5.388%, 11/15/2017
                                     (c)                                            4,000,000           3,923,880
                                   New York, NY, Series G, 5.000%, 08/01/2018       4,750,000           4,277,042
                                   New York, NY, General Obligation, Series J,
                                     5.875%, 02/15/2019                            16,060,000          16,149,133
                                   New York, NY, City Industrial Development
                                     Agency Revenue, USTA National Tennis
                                     Center Project, 6.500%, 11/15/2010             3,485,000           3,740,137
                                   New York, NY, City Municipal Water
                                     Financial Authority, Revenue, Water &
                                     Sewer Systems, 7.000%, 06/15/2015                740,000             769,607
                                   New York, NY, City Municipal Water
                                     Financial Authority, Revenue, Water &
                                     Sewer Systems, Prerefunded 06/15/2001,
                                     7.000%, 06/15/2015 (b)                           230,000             239,202

    The accompanying notes are an integral part of the financial statements.  27

PORTFOLIO OF INVESTMENTS

                                                                                PRINCIPAL AMOUNT       VALUE
                                   New York, NY, City Municipal Water
                                     Financial Authority, Revenue, Water &
                                     Sewer Systems, Prerefunded 06/15/2001,
                                     7.000%, 06/15/2015 (b)                       $   530,000      $      551,205
                                   New York, NY, City Transitional Financial
                                     Authority Revenue, Series C, 5.000%,
                                     05/01/2018                                     4,875,000           4,490,168
---------------------------------------------------------------------------------------------------------------------

NORTH CAROLINA
                                   Durham County, NC, Certificates of
                                     Participation, Jail Facilities & Computer
                                     Equipment Project, Prerefunded
                                     08/01/2008, 6.625%, 05/01/2014 (b)             5,500,000           5,740,020
                                   North Carolina Eastern Municipal Power
                                     Agency Revenue, Series B, 6.000%,
                                     01/01/2022                                    18,775,000          19,339,564
                                   North Carolina Municipal Power Agency
                                     Revenue, Catawba Electric, Series A,
                                     5.500%, 01/01/2014                             3,660,000           3,668,418
                                   State of North Carolina, General
                                     Obligation, Public School Building,
                                     4.600%, 04/01/2012                            10,000,000           9,342,900
                                   State of North Carolina, General
                                     Obligation, Public School Building,
                                     4.600%, 04/01/2013                            16,500,000          15,236,265
---------------------------------------------------------------------------------------------------------------------

NORTH DAKOTA
                                   North Dakota State Financial Agency
                                     Revenue, Single Family Mortgage, Series
                                     A, 8.050%, 01/01/2024                            480,000             488,453
---------------------------------------------------------------------------------------------------------------------

OHIO
                                   Clermont County, OH, Hospital Facilities
                                     Revenue, Mercy Health Center, Series A,
                                     Prerefunded 09/01/2019, 7.500%,
                                     09/01/2019 (b), (c)                            2,280,000           2,372,044
                                   Cleveland, OH, Public Power System Revenue,
                                     Prerefunded, Series A, 7.000%, 11/15/2017
                                     (b)                                              510,000             538,371
                                   Cleveland, OH, Public Power System Revenue,
                                     Unrefunded Balance, Series A, 7.000%,
                                     11/15/2017                                       340,000             357,272
                                   Cleveland, OH, Waterworks Revenue, Series
                                     B, 6.500%, 01/01/2011 (c)                        385,000             403,110
                                   Cleveland, OH, Waterworks Revenue, Series
                                     B, Prerefunded 01/01/2002, 6.500%,
                                     01/01/2011 (b), (c)                            4,195,000           4,401,394
                                   Cleveland-Cuyahoga County, OH, Port
                                     Development Revenue, C&P Docks Project,
                                     6.000%, 03/01/2007                             1,205,000           1,163,343
                                   Cuyahoga County, OH, Hospital Revenue,
                                     Meridia Health System, Prerefunded
                                     08/15/2005, 6.250%, 08/15/2014 (b)             7,050,000           7,604,765
                                   Dublin, OH, City School District, General
                                     Obligation, Zero Coupon, 12/01/2010 (c)          500,000             282,930
                                   Green Springs, OH, Health Care, Revenue, St
                                     Francis Health Care Center Project,
                                     Series A, 7.000%, 05/15/2014                   4,235,000           3,709,267
                                   Green Springs, OH, Health Care, Revenue, St
                                     Francis Health Care Center Project,
                                     Series A, 7.125%, 05/15/2025                   4,405,000           3,723,855
                                   Lucas County, OH, Health Facilities
                                     Revenue, Ohio Presbyterian, Series A,
                                     6.625%, 07/01/2014                             2,000,000           1,932,760

 28 The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS

                                                                                PRINCIPAL AMOUNT       VALUE
                                   Lucas County, OH, Health Facilities
                                     Revenue, Ohio Presbyterian, Series A,
                                     6.750%, 07/01/2020                           $ 2,000,000      $    1,913,760
                                   Marion County, OH, Health Care Facilities,
                                     Revenue, Church Homes Project, 6.375%,
                                     11/15/2010                                     3,720,000           3,535,414
                                   Marion County, OH, Health Care Facilities,
                                     Revenue, Church Homes Project, 6.300%,
                                     11/15/2015                                     2,950,000           2,676,152
                                   Ohio Housing Finance Agency, GNMA Single
                                     Family Mortgage Revenue, Prerefunded
                                     01/15/2013, Zero Coupon, 01/15/2015 (b)        3,360,000           1,366,008
                                   Ohio Housing Finance Agency, Single Family
                                     Mortgage Revenue, Zero Coupon,
                                     Prerefunded 07/15/2013, 01/15/2015 (b)         3,515,000           1,461,713
                                   Ohio State Building Authority, Revenue,
                                     Adult Correctional Facilities, Series A,
                                     5.500%, 10/01/2012                             5,705,000           5,830,567
                                   Ohio State Water Development Authority,
                                     Revenue, Bay Shore Project, Series A,
                                     5.875%, 09/01/2020                             3,550,000           2,929,212
                                   Springdale, OH, Hospital Facilities
                                     Revenue, 6.000%, 11/01/2018                    1,250,000           1,120,463
                                   State of Ohio, General Obligation, Zero
                                     Coupon, 09/01/2007                             7,125,000           4,868,940
                                   Toledo, OH, Waterworks Revenue, 4.750%,
                                     11/15/2017 (c)                                 1,000,000             896,710
                                   Willoughby, OH, Industrial Development
                                     Revenue, Series A, 6.875%, 07/01/2016          2,250,000           2,202,368
                                   Worthington, OH, City School District,
                                     General Obligation, 6.375%, 12/01/2012         6,210,000           6,498,020
---------------------------------------------------------------------------------------------------------------------

OKLAHOMA
                                   Grand River Dam Authority Revenue,
                                     Refunded, 6.250%, 06/01/2011 (c)              32,250,000          35,360,835
                                   Oklahoma Valley View Hospital Authority,
                                     Revenue, 5.750%, 08/15/2006                    3,905,000           3,786,600
                                   Oklahoma Valley View Hospital Authority,
                                     Revenue, 6.000%, 08/15/2014                    2,695,000           2,442,775
                                   Woodward, OK, Municipal Authority, Hospital
                                     Revenue, 6.450%, 11/01/2014                    2,070,000           1,952,590
---------------------------------------------------------------------------------------------------------------------

OREGON
                                   Portland, OR, Portland Airport, Inverse
                                     Floating Rate Bond, Series A, 7.200%,
                                     07/01/2010**                                   2,390,000           2,582,921
                                   Portland, OR, Portland Airport, Inverse
                                     Floating Rate Bond, Series B, 7.200%,
                                     07/01/2011**                                   2,530,000           2,709,832
                                   Portland, OR, Portland Airport, Inverse
                                     Floating Rate Bond, Series C, 7.200%,
                                     07/01/2012**                                   2,675,000           2,839,513
                                   Portland, OR, Portland Airport, Inverse
                                     Floating Rate Bond, Series D, 7.200%,
                                     07/01/2013**                                   2,675,000           2,701,536
---------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA
                                   Allegheny County, PA, Airport, Inverse
                                     Floating Rate Bond, Series A, 7.407%,
                                     01/01/2010**                                   3,000,000           3,196,020
                                   Allegheny County, PA, Airport, Inverse
                                     Floating Rate Bond, Series B, 7.407%,
                                     01/01/2011**                                   1,500,000           1,593,150
                                   Allegheny County, PA, Airport, Inverse
                                     Floating Rate Bond, Series C, 7.416%,
                                     01/01/2013**                                   3,160,000           3,329,060

    The accompanying notes are an integral part of the financial statements.  29

PORTFOLIO OF INVESTMENTS

                                                                                PRINCIPAL AMOUNT       VALUE
                                   Allegheny County, PA, Airport, Inverse
                                     Floating Rate Bond, Series D, 7.407%,
                                     01/01/2014**                                 $ 5,250,000      $    5,484,675
                                   Armstrong County, PA, Hospital Authority,
                                     Revenue, St Francis Medical Center
                                     Project, Series A, 6.250%, 06/01/2013 (c)     11,350,000          11,766,659
                                   Erie, PA, General Obligation, Series B,
                                     Zero Coupon, 11/15/2007                        2,205,000           1,478,849
                                   Erie, PA, General Obligation, Series B,
                                     Zero Coupon, 11/15/2008                        5,055,000           3,179,595
                                   Hazleton, PA, Health Services Authority,
                                     Hospital Revenue, Hazelton-St Joseph
                                     Medical Center, 6.125%, 07/01/2016             3,780,000           3,342,805
                                   Jeannette, PA, Health Service Authority,
                                     Revenue, Jeannette District Memorial
                                     Hospital, Series A, 6.000%, 11/01/2018           945,000             840,785
                                   Lehigh County, PA, General Purpose
                                     Authority, Revenue, Lehigh Valley
                                     Hospital, Series A, Prerefunded
                                     07/01/2002, 6.500%, 07/01/2010 (b)(c)          6,000,000           6,336,240
                                   Mckean County, PA, Hospital Authority,
                                     Revenue, Bradford Hospital, 5.950%,
                                     10/01/2008                                     2,800,000           2,837,576
                                   Mckean County, PA, Hospital Authority,
                                     Revenue, Bradford Hospital, 6.100%,
                                     10/01/2020                                     5,500,000           5,374,985
                                   Montgomery County, PA, Industrial
                                     Development Authority, Revenue,
                                     Retirement-Life Communities, 5.250%,
                                     11/15/2028                                     4,000,000           3,117,360
                                   New Castle, PA, Area Hospital Authority,
                                     Revenue, Jameson Memorial Hospital,
                                     6.000%, 07/01/2010                               845,000             892,945
                                   Pennsylvania Convention Center Authority
                                     Revenue, Series A, 6.700%, 09/01/2014          3,750,000           3,906,675
                                   Pennsylvania Convention Center Authority
                                     Revenue, 6.750%, 09/01/2019                    8,775,000           9,071,156
                                   Pennsylvania Intergovernmental
                                     Cooperational Authority, Inverse Floating
                                     Rate Bond, 6.370%, 06/15/2013**                2,225,000           2,176,629
                                   Pennsylvania Intergovernmental
                                     Cooperational Authority, Inverse Floating
                                     Rate Bond, 6.370%, 06/15/2014**                2,500,000           2,399,150
                                   Pennsylvania Intergovernmental
                                     Cooperational Authority, Inverse Floating
                                     Rate Bond, 6.370%, 06/15/2015**                2,250,000           2,118,915
                                   Pennsylvania State Higher Educational
                                     Facility, Revenue, Ursinus College,
                                     5.850%, 01/01/2017                             1,475,000           1,429,865
                                   Pennsylvania State Higher Educational
                                     Facility, Revenue, Ursinus College,
                                     5.900%, 01/01/2027                             3,400,000           3,222,282
                                   Pennsylvania State Industrial Development
                                     Authority, Revenue, Series A, Prerefunded
                                     01/01/2011, 7.000%, 01/01/2011 (b)             5,000,000           5,249,100
                                   Philadelphia, PA, Gas Works Revenue, Series
                                     13, Prerefunded 06/15/2011, 7.700%,
                                     06/15/2011 (b)                                 5,485,000           5,799,236
                                   Philadelphia, PA, Gas Works Revenue, Series
                                     13, Prerefunded 06/15/2011, 7.700%,
                                     06/15/2011 (b)                                 2,515,000           2,655,714
                                   Philadelphia, PA, Gas Works Revenue, Series
                                     14, 6.375%, 07/01/2014                        21,045,000          21,464,637

 30 The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS

                                                                                PRINCIPAL AMOUNT       VALUE
                                   Philadelphia, PA, Gas Works Revenue, Series
                                     14, Prerefunded 07/01/2003, 6.375%,
                                     07/01/2014 (b)                               $10,035,000      $   10,648,339
                                   Philadelphia, PA, Gas Works Revenue, Series
                                     13, Prerefunded 06/15/2001, 7.700%,
                                     06/15/2021 (b)                                 6,850,000           7,242,437
                                   Philadelphia, PA, Municipal Authority
                                     Revenue, Series D, 6.250%, 07/15/2013          2,500,000           2,527,700
                                   Philadelphia, PA, Municipal Authority
                                     Revenue, Series D, 6.300%, 07/15/2017          2,300,000           2,309,959
                                   Philadelphia, PA, Municipal Authority
                                     Revenue, Prerefunded 04/01/2000, 7.800%,
                                     04/01/2018 (b)                                 3,635,000           3,635,000
                                   State of Pennsylvania, First Series,
                                     5.000%, 03/01/2017                             3,000,000           2,781,480
---------------------------------------------------------------------------------------------------------------------

PUERTO RICO
                                   Puerto Rico Commonwealth, Rites, 10.574%,
                                     07/01/2013 (c),**                              2,500,000           2,926,650
---------------------------------------------------------------------------------------------------------------------

SOUTH CAROLINA
                                   Charleston County, SC, Certificates of
                                     Participation, Series B, 6.875%,
                                     06/01/2014 (c)                                   240,000             257,758
                                   Charleston County, SC, Certificates of
                                     Participation, Series B, Prerefunded
                                     06/01/2004, 6.875%, 06/01/2014 (b), (c)        4,875,000           5,327,644
                                   Charleston County, SC, Certificates of
                                     Participation, Series B, 7.000%,
                                     06/01/2019 (c)                                   115,000             123,592
                                   Charleston County, SC, Certificates of
                                     Participation, Series B, Prerefunded
                                     06/01/2004, 7.000%, 06/01/2019 (b), (c)        2,385,000           2,617,585
                                   Darlington County, SC, Pollution Control
                                     Revenue, Power and Light, 6.600%,
                                     11/01/2010 (c)                                 7,500,000           7,977,525
                                   Grand Strand, SC, Water & Sewer Authority,
                                     Revenue, 6.375%, 06/01/2012                    5,000,000           5,548,200
                                   South Carolina Jobs and Economic
                                     Development Authority, Hospital
                                     Facilities Revenue, 7.375%, 12/15/2021         3,000,000           2,953,320
                                   South Carolina State Public Services
                                     Authority, Revenue, Series A, 6.250%,
                                     01/01/2022                                     7,000,000           7,226,660
---------------------------------------------------------------------------------------------------------------------

TENNESSEE
                                   Metropolitan Nashville, TN, Airport
                                     Authority, Revenue, 5.000%, 07/01/2014         4,560,000           4,342,898
                                   Metropolitan Nashville, TN, Airport
                                     Authority, Revenue, Series C, 6.600%,
                                     07/01/2015                                     5,250,000           5,461,470
                                   Shelby County, TN, General Obligation, Zero
                                     Coupon, 08/01/2012                             3,410,000           1,752,672
                                   Shelby County, TN, General Obligation, Zero
                                     Coupon, 08/01/2013                             3,440,000           1,664,375
                                   Shelby County, TN, General Obligation, Zero
                                     Coupon, 08/01/2014                             4,965,000           2,255,947
                                   Tennessee Housing Development Agency
                                     Mortgage Financial, Revenue, Series A,
                                     7.050%, 07/01/2020                            17,770,000          18,265,428
                                   Tennessee Housing Development Agency
                                     Mortgage Financial, Revenue, Series A,
                                     7.125%, 07/01/2026                             2,240,000           2,302,899

    The accompanying notes are an integral part of the financial statements.  31

PORTFOLIO OF INVESTMENTS

                                                                                PRINCIPAL AMOUNT       VALUE

TEXAS
                                   Abilene, TX, Health Facilities Development
                                     Corporation Revenue, Retirement
                                     Facilities, 5.875%, 11/15/2018               $ 3,250,000      $    2,757,333
                                   Austin, TX, Bergstrom Landhost Enterprises,
                                     Revenue, Series A, 6.750%, 04/01/2027         17,785,000          16,338,190
                                   Austin, TX, Utility Systems Revenue,
                                     6.000%, 11/15/2013 (c)                         9,500,000          10,200,910
                                   Austin, TX, Water, Sewer and Electric
                                     Revenue, 14.000%, 11/15/2001***                   20,000              21,276
                                   Austin, TX, Water, Sewer and Electric
                                     Revenue, 14.000%, 11/15/2001                     195,000             213,605
                                   Austin, TX, Water, Sewer and Electric
                                     Revenue, 14.000%, 11/15/2001                   1,415,000           1,524,394
                                   Boerne, TX, Independent School District,
                                     General Obligation, Zero Coupon,
                                     02/01/2014                                     2,785,000           1,283,328
                                   Boerne, TX, Independent School District,
                                     General Obligation, Zero Coupon,
                                     02/01/2016                                     3,285,000           1,326,516
                                   Ector County, TX, Hospital District,
                                     Hospital Revenue, Prerefunded 04/15/2012,
                                     7.300%, 04/15/2012 (b)                           550,000             587,395
                                   El Paso, TX, Independent School District,
                                     General Obligation, Zero Coupon,
                                     08/15/2011                                     3,600,000           1,923,120
                                   Georgetown, TX, Higher Education Finance,
                                     Revenue, Southwestern University Project,
                                     6.250%, 02/15/2009                               840,000             871,702
                                   Grapevine-Colleyville, TX, General
                                     Obligation, Zero Coupon, 08/15/2007            6,065,000           4,121,349
                                   Grapevine-Colleyville, TX, General
                                     Obligation, Zero Coupon, 08/15/2009            6,360,000           3,845,828
                                   Grapevine-Colleyville, TX, General
                                     Obligation, Zero Coupon, 08/15/2010            2,160,000           1,232,885
                                   Grapevine-Colleyville, TX, General
                                     Obligation, Zero Coupon, 08/15/2011            4,830,000           2,597,381
                                   Grapevine-Colleyville, TX, General
                                     Obligation, Zero Coupon, 08/15/2013            1,000,000             474,710
                                   Harris County, TX, Revenue, Toll Road,
                                     Prerefunded 08/01/2001, 6.750%,
                                     08/01/2014 (b)                                15,000,000          15,669,000
                                   Houston, TX, Airport System Revenue, Series
                                     B, 5.250%, 07/01/2011 (c)                     16,020,000          15,798,123
                                   Houston, TX, Airport System Revenue,
                                     Refunded, Series A, 6.000%, 07/01/2014
                                     (c)                                            5,030,000           5,202,630
                                   Houston, TX, Higher Education Finance
                                     Corporation, Revenue, University of Saint
                                     Thomas Project, 7.250%, 12/01/2007             1,445,000           1,507,872
                                   Houston, TX, Independent School District,
                                     General Obligation, Series A, Zero
                                     Coupon, 02/15/2010                             8,500,000           4,922,690
                                   Houston, TX, Independent School District,
                                     General Obligation, Series A, Zero
                                     Coupon, 02/15/2011                             3,750,000           2,044,050
                                   Houston, TX, Independent School District,
                                     General Obligation, Series A, Zero
                                     Coupon, 02/15/2015                            26,000,000          11,125,400
                                   Houston, TX, Water & Sewer System Revenue,
                                     Capital Appreciation, Refunded, Series A,
                                     Zero Coupon, 12/01/2019 (c)                   20,000,000           6,301,200

 32 The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS

                                                                                PRINCIPAL AMOUNT       VALUE
                                   Lubbock, TX, Health Facilities Development,
                                     Revenue, Saint Joseph Health Systems,
                                     5.250%, 07/01/2014                           $ 2,500,000      $    2,371,150
                                   Rio Grande Valley, TX, Health Facilities
                                     Development, Revenue, Series B, 6.400%,
                                     08/01/2012                                     3,700,000           3,873,789
                                   Round Rock, TX, Independent School
                                     District, General Obligation, Zero
                                     Coupon, 08/01/2008                             5,020,000           3,222,689
                                   State of Texas, General Obligation, Public
                                     Financial Authority, Zero Coupon,
                                     10/01/2013                                     4,000,000           1,915,320
                                   State of Texas, General Obligation, Water
                                     Financial Assistance, A & C, 5.000%,
                                     08/01/2014 (c)                                 7,570,000           7,222,688
                                   State of Texas, General Obligation, Public
                                     Financial Authority, Zero Coupon,
                                     10/01/2014                                     6,000,000           2,697,540
                                   State of Texas, General Obligation, Amt-
                                     Veterans Land, 6.400%, 12/01/2024              8,550,000           8,734,595
                                   Texas General Obligation, 7.000%,
                                     09/15/2012                                     9,536,791           9,855,224
                                   Texas Housing Agency Mortgage Revenue,
                                     Series A, 7.150%, 09/01/2012                     685,000             709,441
                                   Texas Municipal Power Agency Revenue,
                                     Capital Appreciation, Refunded, Zero
                                     Coupon, 09/01/2017 (c)                         5,000,000           1,837,800
                                   Texas State Department Housing & Community
                                     Affairs, Revenue, Series A, 6.400%,
                                     01/01/2027                                     3,350,000           3,410,166
                                   Texas State Turnpike Authority Dallas
                                     North, Revenue, President George Bush
                                     Turnpike, Zero Coupon, 01/01/2010              3,000,000           1,777,650
                                   Texas Water Development Board Revenue,
                                     Series A, 5.750%, 07/15/2014                   3,500,000           3,599,820
                                   Texas Water Development Board Revenue,
                                     5.250%, 07/15/2017                            10,000,000           9,620,000
                                   Texas Water Development Board Revenue,
                                     Revolving Fund, Series A, 5.750%,
                                     07/15/2017                                     3,800,000           3,852,858
                                   Texas, Sabine River Pollution Authority,
                                     Revenue, Southwestern Electric Power,
                                     6.100%, 04/01/2018                            30,200,000          31,029,896
                                   Titus County, TX, Hospital District
                                     Revenue, Revenue, 6.125%, 08/15/2013           6,700,000           6,198,304
                                   Travis County, TX, Housing Financial
                                     Corporation Revenue, Series A, 7.000%,
                                     12/01/2011                                       250,000             257,868
                                   Waxahachie, TX, Independent School
                                     District, General Obligation, Zero
                                     Coupon, 08/15/2009                             3,120,000           1,893,528
                                   Waxahachie, TX, Independent School
                                     District, General Obligation, Zero
                                     Coupon, 08/15/2012                             4,120,000           2,092,878
                                   Waxahachie, TX, Independent School
                                     District, General Obligation, Zero
                                     Coupon, 08/15/2013                             2,060,000             982,991
---------------------------------------------------------------------------------------------------------------------

UTAH
                                   Utah State Housing Financial Agency,
                                     Revenue, Series D, 8.625%, 01/01/2019             55,000              56,414
                                   West Valley City, UT, Excise Tax Revenue,
                                     10.625%, 07/01/2004 (c)***                       660,000             742,540

    The accompanying notes are an integral part of the financial statements.  33

PORTFOLIO OF INVESTMENTS

                                                                                PRINCIPAL AMOUNT       VALUE

VIRGIN ISLANDS
                                   Virgin Islands Public Financial Authority
                                     Revenue, Series A, Prerefunded
                                     10/01/2002, 7.250%, 10/01/2018 (b)           $ 3,000,000      $    3,252,660
---------------------------------------------------------------------------------------------------------------------

VIRGINIA
                                   Fairfax County, VA, Economic Development
                                     Authority Revenue, Retirement Community,
                                     Series A, 7.500%, 10/01/2029                   7,100,000           6,887,284
                                   Richmond, VA, General Obligation, Series B,
                                     6.250%, 01/15/2018                             2,665,000           2,715,422
                                   Virginia Commonwealth Transportation Board,
                                     Transportation Revenue, U.S Route 58
                                     Corridor Development Program, Series B,
                                     5.250%, 05/15/2016                             9,165,000           8,945,407
                                   Virginia Commonwealth Transportation Board,
                                     Transportation Revenue, U.S Route 58
                                     Corridor Development Program, Series B,
                                     5.250%, 05/15/2017                             9,645,000           9,342,726
                                   Virginia State Resources Authority, Clean
                                     Water Revenue, Revolving Fund, 6.000%,
                                     10/01/2016                                     2,715,000           2,843,148
                                   Washington DC Metropolitan, VA, Airport
                                     Revenue, Series A, 7.600%, 10/01/2014          3,000,000           3,100,440
---------------------------------------------------------------------------------------------------------------------

WASHINGTON
                                   King County, WA, General Obligation, Series
                                     B, 6.625%, 12/01/2015                          9,845,000          10,785,788
                                   Spokane County, WA, School District,
                                     General Obligation, Series B, Zero
                                     Coupon, 12/01/2014 (c)                         2,500,000           1,093,225
                                   Washington State Public Power Supply,
                                     Series C, 5.375%, 07/01/2015                   5,410,000           5,283,027
---------------------------------------------------------------------------------------------------------------------

WISCONSIN
                                   Kenosha, WI, General Obligation, Series B,
                                     Zero Coupon, 10/15/2008 (c)                    6,885,000           4,324,882
                                   Wisconsin State Health & Educational
                                     Facilities, Revenue, Series B, 5.625%,
                                     02/15/2029                                     7,225,000           5,840,762
                                   Wisconsin State Health & Educational
                                     Facilities Authority, Revenue Bond,
                                     Aurora Health Care Inc., Series A,
                                     5.600%, 02/15/2029                            17,800,000          14,328,822
---------------------------------------------------------------------------------------------------------------------

WYOMING
                                   Wyoming Community Development Authority,
                                     Revenue, Single Family Mortgage, Series
                                     B, 8.125%, 06/01/2021                            250,000             255,130
                                   Wyoming Community Development Authority
                                     Housing, Revenue, Series 2, 6.350%,
                                     06/01/2029                                     4,090,000           4,140,512
                                   ----------------------------------------------------------------------------------
                                   LONG-TERM MUNICIPAL INVESTMENTS TOTAL
                                   (Cost: $2,491,881,869)                                           2,548,612,311
                                   ----------------------------------------------------------------------------------
                                   TOTAL INVESTMENT PORTFOLIO -- 100%
                                   (Cost $2,568,326,869)                                           $2,625,057,311
                                   ----------------------------------------------------------------------------------

 34 The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS

 NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost for federal tax purposes was $2,568,326,869. At March 31, 2000, net unrealized appreciation for all securities based on tax cost was $56,730,442 . This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $93,222,687 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $36,492,245.

(b) Prerefunded: Bonds which are prerefunded are collateralized by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

(c) Bond is insured by one of these companies: AMBAC, FGIC, Capital Guaranty, FSA, or MBIA/BIG.

  * Floating rate and monthly, weekly, or daily demand notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. Variable rate demand notes are securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period.

 ** Inverse floating rate notes are instruments whose yields may change based on the change in the relationship between long-term and short-term interest rates and which exhibit added interest rate sensitivity compared to other bonds with a similar maturity. These securities are shown at their rate as of March 31, 2000.

*** ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on bonds so designated.

    The accompanying notes are an integral part of the financial statements.  35

PORTFOLIO OF INVESTMENTS

KEMPER INTERMEDIATE MUNICIPAL BOND FUND
Portfolio of Investments at March 31, 2000 (unaudited)

LONG-TERM MUNICIPAL INVESTMENTS--100%                                              PRINCIPAL AMOUNT        VALUE

ALASKA
                                   Alaska Student Loan Corp., Revenue, Series A,
                                     5.550%, 07/01/2010                               $  200,000      $   200,988
---------------------------------------------------------------------------------------------------------------------

ARIZONA
                                   Arizona Agriculture Improvement & Power
                                     District, Electrical System Revenue, Series
                                     A, 6.500%, 01/01/2007                               500,000          517,600
                                   Arizona State University, Revenue, Series A,
                                     6.500%, 07/01/2001                                   85,000           87,104
                                   Arizona Transportation Board, Highway Revenue,
                                     Series B, 6.100%, 07/01/2002                         70,000           72,192
                                   Coconino County, AZ, Industrial Development
                                     Authority, Revenue, Guidance Center Income
                                     Project, Prerefunded 6/1/2001, 9.250%,
                                     06/01/2011 (b)                                      275,000          292,562
                                   Phoenix, AZ, Civic Improvement Corporation,
                                     Revenue, 6.375%, 07/01/2005                         495,000          527,922
---------------------------------------------------------------------------------------------------------------------

ARKANSAS
                                   North Little Rock, AR, Electrical Revenue,
                                     Series A, 6.000%, 07/01/2001 (c)                     20,000           20,365
                                   North Little Rock, AR, Electrical Revenue,
                                     Series A, 6.150%, 07/01/2003 (c)                    275,000          286,234
---------------------------------------------------------------------------------------------------------------------

CALIFORNIA
                                   California Central Valley Financing Authority,
                                     Revenue, Carson Ice Project, 6.000%,
                                     07/01/2009                                          250,000          254,298
                                   Sacramento, CA, Cogeneration, Revenue, Procter
                                     & Gamble Project, 7.000%, 07/01/2004                200,000          212,804
                                   San Joaquin Hills, CA, Transportation Corridor
                                     Agency, Toll Road Revenue, Capital
                                     Appreciation, Series 1997 A, Zero Coupon,
                                     01/15/2012 (c)                                      825,000          445,030
---------------------------------------------------------------------------------------------------------------------

COLORADO
                                   Arapahoe County, CO, Capital Improvements,
                                     Revenue, Series E, Prerefunded 08/31/2005,
                                     6.900%, 08/31/2015 (b)                              300,000          335,685
---------------------------------------------------------------------------------------------------------------------

CONNECTICUT
                                   Connecticut State, General Obligation, Series
                                     B, 5.950%, 11/15/2000                                 5,000            5,057
---------------------------------------------------------------------------------------------------------------------

DISTRICT OF COLUMBIA
                                   District of Columbia, General Obligation,
                                     Series B, 5.500%, 06/01/2010                      1,000,000        1,019,030
                                   District of Columbia Redevelopment Land
                                     Agency, Revenue, 5.625%, 11/01/2010                 160,000          161,504
---------------------------------------------------------------------------------------------------------------------

FLORIDA
                                   Broward County, FL, School District, General
                                     Obligation, 6.000%, 02/15/2004                       70,000           72,808
                                   Orlando, FL, Special Assessment Revenue,
                                     Conroy Road Interchange Project, Series B,
                                     5.250%, 05/01/2005                                  225,000          215,082
---------------------------------------------------------------------------------------------------------------------

GEORGIA
                                   Atlanta, GA, Airport Facilities Revenue,
                                     6.500%, 01/01/2013 (c)                               70,000           72,171
---------------------------------------------------------------------------------------------------------------------

HAWAII
                                   Hawaii State, General Obligation, Series B,
                                     7.250%, 11/01/2000                                  145,000          147,520
---------------------------------------------------------------------------------------------------------------------

ILLINOIS
                                   Illinois Health Facilities Authority Revenue,
                                     Franciscan Sisters Health Care, ETM, 6.250%,
                                     09/01/2002 (c)*                                     350,000          362,016
                                   McHenry & Lake Counties, IL, Certificate of
                                     Participation, 6.125%, 12/01/2003 (c)                85,000           88,928

 36 The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS

LONG-TERM MUNICIPAL INVESTMENTS--100%                                              PRINCIPAL AMOUNT        VALUE

INDIANA
                                   Johnson County, IN, Hospital Association,
                                     Revenue, 6.500%, 07/01/2002                      $  300,000      $   310,887
                                   Purdue University, Indiana University Revenue,
                                     Student Fee Service, Prerefunded 01/01/2005,
                                     6.700%, 07/01/2015 (b)                              250,000          274,520
---------------------------------------------------------------------------------------------------------------------

KENTUCKY
                                   Lexington, KY, Fayette Urban County, Revenue,
                                     University of Kentucky Alumni Association
                                     Income Project, Prerefunded, 11/01/2004,
                                     6.500%, 11/01/2009 (b)(c)                           300,000          325,248
---------------------------------------------------------------------------------------------------------------------

LOUISIANA
                                   Louisiana State, General Obligation, ETM,
                                     Series A, 7.000%, 05/01/2001 *                      300,000          308,508
---------------------------------------------------------------------------------------------------------------------

MAINE
                                   Maine Health & Higher Educational Facilities,
                                     Revenue, ETM, Series B, 6.300%, 07/01/2004 *        135,000          142,547
                                   Maine Health & Higher Educational Facilities,
                                     Revenue, Series B, 6.300%, 07/01/2004                25,000           26,368
                                   Maine Health & Higher Educational Facilities,
                                     Revenue, Series B, Prerefunded 7/01/2004,
                                     6.500%, 07/01/2006 (b)                              100,000          107,830
---------------------------------------------------------------------------------------------------------------------

MASSACHUSETTS
                                   Massachusetts Bay Transportation Authority,
                                     Revenue, 6.500%, 03/01/2004                           5,000            5,290
                                   Massachusetts State Water Pollution, Revenue,
                                     Series A, 6.200%, 02/01/2010                         45,000           47,498
                                   State of Massachusetts, General Obligation,
                                     Series D, Prerefunded 07/01/2001, 7.000%,
                                     07/01/2007 (b)                                      200,000          210,266
                                   State of Massachusetts, General Obligation,
                                     Series D, Prerefunded 07/01/2001, 7.000%,
                                     07/01/2007 (b)                                       75,000           78,831
---------------------------------------------------------------------------------------------------------------------

MICHIGAN
                                   Chippewa Valley, MI, School District, General
                                     Obligation, 7.000%, 05/01/2001                      350,000          359,839
                                   Detroit, MI, General Obligation, Series A,
                                     Prerefunded 4/1/2005, 6.700%, 04/01/2010 (b)        300,000          326,256
                                   Grand Rapids, MI, Downtown Development
                                     Revenue, Tax Allocation, 6.200%, 06/01/2004
                                     (c)                                                 175,000          183,769
                                   Michigan Higher Educational Student Loan,
                                     Revenue, 5.400%, 06/01/2006                         250,000          251,608
                                   Michigan State Building Authority Revenue,
                                     ETM, Series I, 6.250%, 10/01/2000 *                   5,000            5,053
                                   Michigan State Building Authority Revenue,
                                     Series I, 6.500%, 10/01/2004                        160,000          170,326
                                   Michigan State Hospital Financial Authority
                                     Revenue, Gratiot Community Hospital, 6.100%,
                                     10/01/2007                                          350,000          344,823
---------------------------------------------------------------------------------------------------------------------

MISSOURI
                                   Missouri State Health & Educational
                                     Facilities, Revenue, Lake Of The Ozarks
                                     General Hospital, 5.500%, 02/15/2001                200,000          200,214
                                   Missouri State Health & Educational
                                     Facilities, Revenue, Lake Of The Ozarks
                                     General Hospital, 6.000%,                           300,000          296,985
---------------------------------------------------------------------------------------------------------------------

NEBRASKA
                                   Nebraska Public Power District Revenue,
                                     Nuclear Facility, 5.700%, 01/01/2004                 50,000           51,376
---------------------------------------------------------------------------------------------------------------------

NEVADA
                                   Clark County, NV, Highway Improvement Revenue,
                                     Motor Vehicle Fuel Tax, 5.625%, 07/01/2002           70,000           71,399
                                   Nevada State, General Obligation, Series A,
                                     5.900%, 05/01/2001                                  250,000          254,075

    The accompanying notes are an integral part of the financial statements.  37

PORTFOLIO OF INVESTMENTS

LONG-TERM MUNICIPAL INVESTMENTS--100%                                              PRINCIPAL AMOUNT        VALUE

NEW HAMPSHIRE
                                   New Hampshire Higher Educational & Health
                                     Facilities, Revenue, Havenwood Heritage
                                     Heights, 7.100%, 01/01/2006                      $  165,000      $   166,457
---------------------------------------------------------------------------------------------------------------------

NEW JERSEY
                                   New Jersey Transportation Trust Fund, Revenue,
                                     Series B, 6.500%, 06/15/2011 (c)                    225,000          251,921
---------------------------------------------------------------------------------------------------------------------

NEW YORK
                                   Long Island, NY, Power Authority New York
                                     Electricity, Revenue, Series A, 5.500%,
                                     12/01/2013                                        1,000,000        1,024,580
                                   New York & New Jersey, Port Authority Special
                                     Obligation, Revenue, Special Project, JFK
                                     Terminal 6, 6.250%, 12/01/2008 (c)                  500,000          540,015
                                   New York City, NY, General Obligation, Series
                                     D, 5.750%, 08/01/2003                               110,000          112,818
                                   New York City, NY, General Obligation, Series
                                     B1, 6.500%, 08/15/2002                               65,000           67,393
                                   New York City, NY, General Obligation, ETM,
                                     Series B1, 6.500%, 08/15/2002 *                      25,000           26,005
                                   New York City, NY, Industrial Development
                                     Agency, Civil Facilities Revenue, USTA
                                     National Tennis Center, 6.100%, 11/15/2004          200,000          209,916
                                   New York Local Assistance Corp., Revenue,
                                     Series A, Prerefunded 04/01/2001, 7.000%,
                                     04/01/2016 (b)                                      100,000          104,648
                                   New York Tollway Authority Service Contract,
                                     Local Highway & Bridges, Revenue, 6.000%,
                                     04/01/2002                                          265,000          270,666
                                   Niagara Falls, NY, Water Treatment Plant,
                                     General Obligation, 6.400%, 11/01/2004 (c)          100,000          105,520
---------------------------------------------------------------------------------------------------------------------

OHIO
                                   Athens County, OH, Economic Development,
                                     Revenue, Ohio Athens Inc. Project, 6.250%,
                                     11/01/2011 *                                        220,000          211,838
                                   Cleveland, OH, Waterworks Revenue, Series A,
                                     6.125%, 01/01/2003                                  450,000          465,912
                                   Lucas County, OH, Health Facilities Revenue,
                                     Ohio Presbyterian, Series A, 6.100%,
                                     07/01/2006                                          300,000          295,236
                                   Marion County, OH, Health Care Facilities,
                                     Revenue, Church Homes Project, 6.300%,
                                     11/15/2015                                          250,000          226,793
                                   Ohio Building Authority, Adult Correctional
                                     Building Fund Revenue, Series A, 6.125%,
                                     10/01/2010                                          400,000          419,840
                                   Ohio Gateway Economic Development Corp.,
                                     Revenue, Cuyahoga County Annual Gateway,
                                     7.500%, 09/01/2005                                  400,000          420,004
                                   Ohio Higher Educational Facilities Revenue,
                                     University of Findlay Project, 5.750%,
                                     09/01/2007                                          375,000          376,211
                                   Ohio Water Development Authority Revenue,
                                     Water Development Community Assistance,
                                     5.500%, 06/01/2008                                  300,000          309,834
                                   Ohio Water Development Authority Revenue, Pure
                                     Water Improvement Project, 5.750%,
                                     12/01/2003 (c)                                        5,000            5,172
---------------------------------------------------------------------------------------------------------------------

OKLAHOMA
                                   Muskogee County, OK, General Obligation,
                                     6.000%, 05/01/2001                                   10,000           10,174
                                   Oklahoma Valley View Hospital Authority,
                                     Revenue, 5.750%, 08/15/2006                         315,000          305,449

 38 The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS

LONG-TERM MUNICIPAL INVESTMENTS--100%                                              PRINCIPAL AMOUNT        VALUE
                                   Woodward, OK, Municipal Authority, Hospital
                                     Revenue, 5.600%, 11/01/2004                      $  270,000      $   265,459
---------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA
                                   Allegheny County, PA, Hospital Development
                                     Authority, Magee-Womens Hospital, Revenue,
                                     6.250%, 10/01/2008 (c)                              300,000          315,027
                                   Hazelton, PA, Health Services Authority
                                     Hospital, Revenue, Hazelton-St Joseph
                                     Medical Center, 5.850%, 07/01/2006                  220,000          216,682
                                   Pennsylvania Higher Educational Facilities,
                                     College & University Revenue, Ursinus
                                     College, 5.500%, 01/01/2007                         265,000          266,383
                                   Pennsylvania Intergovernmental Cooperative
                                     Authority, City of Philadelphia Funding
                                     Program, Special Tax, ETM, 6.000%,
                                     06/15/2002 (c)*                                     285,000          290,689
                                   Philadelphia, PA, Gas Works Revenue, Series
                                     13, Prerefunded 6/15/2001, 7.700%,
                                     06/15/2021 (b)                                      120,000          126,875
                                   Philadelphia, PA, School District, General
                                     Obligation, Series C, 5.750%, 03/01/2011 (c)        500,000          521,665
                                   State of Pennsylvania, First Series, 6.000%,
                                     01/15/2013                                          500,000          530,790
---------------------------------------------------------------------------------------------------------------------

PUERTO RICO
                                   Puerto Rico Housing Bank & Financial Agency,
                                     Revenue, Portfolio I, 5.900%, 04/01/2010 *          160,000          165,195
---------------------------------------------------------------------------------------------------------------------

SOUTH CAROLINA
                                   York County, SC, School District Number 4,
                                     General Obligation, 7.000%, 03/01/2004 (c)          460,000          495,296
---------------------------------------------------------------------------------------------------------------------

TEXAS
                                   Fort Worth, TX, Water & Sewer Revenue, Series
                                     B, 5.900%, 02/15/2001                                80,000           81,137
                                   Harris County, TX, General Obligation,
                                     Criminal Justice Center, 7.500%, 10/01/2005         200,000          223,990
                                   Houston, TX, Higher Education Finance
                                     Corporation, Revenue, University of Saint
                                     Thomas Project, 7.250%, 12/01/2007                  100,000          104,351
                                   North Richland Hills, TX, General Obligation,
                                     6.000%, 02/15/2002                                  195,000          199,479
                                   Texas State, Public Finance Authority Building
                                     Revenue, Series B, 5.875%, 02/01/2002               210,000          214,399
                                   Texas Trinity River Authority, Ten Mile Creek,
                                     Revenue, 5.500%, 08/01/2002                          70,000           71,227
                                   Travis County, TX, Health Facilities
                                     Development Corp., Ascension Health Credit,
                                     Revenue, Series A, 5.750%, 11/15/2010 (c)         1,000,000        1,039,010
                                   Waxahachie, TX, Independent School District,
                                     General Obligation, Zero Coupon, 08/15/2009         400,000          242,760
---------------------------------------------------------------------------------------------------------------------

VIRGINIA
                                   Arlington County, VA, Industrial Development
                                     Authority, Revenue, Arlington Hospital,
                                     Series A, Prerefunded 09/01/2001, 7.125%,
                                     09/01/2021 (b)                                       90,000           94,916
---------------------------------------------------------------------------------------------------------------------

WASHINGTON
                                   Tacoma, WA, Electric System Revenue, 5.800%,
                                     01/01/2004 (c)                                       70,000           72,164
                                   Washington Public Power Supply System, Revenue
                                     Refunding, Nuclear Project #2, Series A,
                                     6.300%, 07/01/2012                                1,000,000        1,081,380
---------------------------------------------------------------------------------------------------------------------
                                   TOTAL INVESTMENT PORTFOLIO -- 100%
                                   (Cost $21,989,491) (a)                                             $22,295,692
                                   ----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.  39

PORTFOLIO OF INVESTMENTS

 NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost for federal tax purposes was $21,989,491. At March 31, 2000, net unrealized appreciation for all securities based on tax cost was $306,201. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $431,513 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $125,312.

(b) Prerefunded: Bonds which are prerefunded are collateralized by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

(c) Bond is insured by one of these companies: AMBAC, FGIC, Capital Guaranty, FSA, or MBIA/BIG.

 * ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on bonds so designated.

 40 The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
as of March 31, 2000 (unaudited)

                                                                                  INTERMEDIATE
                                                                  MUNICIPAL        MUNICIPAL
                                                                     FUND             FUND
ASSETS
Investments in securities, at value,
(Cost: $2,568,326,869 and $21,989,491)                          $2,625,057,311      22,295,692
----------------------------------------------------------------------------------------------
Cash                                                                 4,393,621         171,701
----------------------------------------------------------------------------------------------
Receivable for investments sold                                     58,316,103              --
----------------------------------------------------------------------------------------------
Interest receivable                                                 41,523,522         385,296
----------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                        294,814           1,413
----------------------------------------------------------------------------------------------
Other assets                                                           (28,622)          1,693
----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                     2,729,556,749      22,855,795
----------------------------------------------------------------------------------------------
 LIABILITIES
Payable for investments purchased                                   77,311,796              --
----------------------------------------------------------------------------------------------
Dividends payable                                                    2,359,742          18,297
----------------------------------------------------------------------------------------------
Payable for Fund shares redeemed                                     3,538,985          70,459
----------------------------------------------------------------------------------------------
Accrued management fee                                                 646,633          18,429
----------------------------------------------------------------------------------------------
Other accrued expenses and payables                                    727,242           9,788
----------------------------------------------------------------------------------------------
Total liabilities                                                   84,584,398         116,973
----------------------------------------------------------------------------------------------
NET ASSETS, AT VALUE                                            $2,644,972,351      22,738,822
----------------------------------------------------------------------------------------------
 NET ASSETS
Net assets consist of:
Undistributed net investment income (loss)                      $           (4)             --
----------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investment
  securities                                                        56,730,442         306,201
----------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)                               (82,740,441)       (405,969)
----------------------------------------------------------------------------------------------
Paid-in-capital                                                  2,670,982,354      22,838,590
----------------------------------------------------------------------------------------------
NET ASSETS, AT VALUE                                            $2,644,972,351      22,738,822
----------------------------------------------------------------------------------------------
 NET ASSET VALUE AND REDEMPTION PRICE
CLASS A SHARES
  Net assets applicable to shares outstanding                   $2,562,912,111      16,002,711
----------------------------------------------------------------------------------------------
  Shares outstanding                                               268,557,200       1,617,785
----------------------------------------------------------------------------------------------
  Net asset value and redemption price per share
  (Net assets/shares outstanding)                                        $9.54            9.89
----------------------------------------------------------------------------------------------
  Maximum offering price per share (100/95.5 of $9.54 and
  $9.89 respectively)
  (Net assets/shares outstanding)                                        $9.99           10.36
----------------------------------------------------------------------------------------------
CLASS B SHARES
  Net assets applicable to shares outstanding                   $   69,756,973       5,345,818
----------------------------------------------------------------------------------------------
  Shares outstanding                                                 7,328,324         540,566
----------------------------------------------------------------------------------------------
  Net asset value, offering and redemption price per share
  (subject to contingent deferred sales charge) per share
  (Net assets/shares outstanding)                                        $9.52            9.89
----------------------------------------------------------------------------------------------
CLASS C SHARES
  Net assets applicable to shares outstanding                   $   12,303,267       1,390,293
----------------------------------------------------------------------------------------------
  Shares outstanding                                                 1,287,115         140,525
----------------------------------------------------------------------------------------------
  Net asset value, offering and redemption price per share
  (subject to contingent deferred sales charge) per share
  (Net assets/shares outstanding)                                        $9.56            9.89
----------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.  41

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Six months ended March 31, 2000
(UNAUDITED)

                                                                               INTERMEDIATE
                                                                 MUNICIPAL      MUNICIPAL
                                                                   FUND            FUND
NET INVESTMENT INCOME
Interest                                                        $80,284,524       646,864
-------------------------------------------------------------------------------------------
Expenses: Management fee                                          5,526,843        64,891
-------------------------------------------------------------------------------------------
Services to shareholders                                          1,029,614         8,588
-------------------------------------------------------------------------------------------
Custodian fees                                                       26,035           900
-------------------------------------------------------------------------------------------
Distribution fees                                                   302,435        26,761
-------------------------------------------------------------------------------------------
Administrative services fees                                      2,464,733        28,229
-------------------------------------------------------------------------------------------
Auditing                                                             37,556           950
-------------------------------------------------------------------------------------------
Legal                                                                 8,280           450
-------------------------------------------------------------------------------------------
Trustees' fees and expenses                                          32,072        10,000
-------------------------------------------------------------------------------------------
Reports to shareholders                                             241,595        20,730
-------------------------------------------------------------------------------------------
Registration fees                                                    31,806        13,820
-------------------------------------------------------------------------------------------
Other                                                                48,868       (17,467)
-------------------------------------------------------------------------------------------
Total expenses, before expenses reductions                        9,749,837       157,852
-------------------------------------------------------------------------------------------
Expense reductions                                                 (117,959)      (15,896)
-------------------------------------------------------------------------------------------
Total expenses, after expenses reductions                         9,631,878       141,956
-------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                            70,652,646       504,908
-------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) from investments                       (38,279,441)     (143,968)
-------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the period
on investments                                                   19,135,853      (131,675)
-------------------------------------------------------------------------------------------
Net gain (loss) on investment transactions                      (19,143,588)     (275,643)
-------------------------------------------------------------------------------------------
NET INCREASES (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $51,509,058       229,265
-------------------------------------------------------------------------------------------

 42 The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                MUNICIPAL FUND                  INTERMEDIATE MUNICIPAL FUND
                                     ------------------------------------    ----------------------------------
                                       SIX MONTHS                             SIX MONTHS
                                         ENDED                YEAR              ENDED               YEAR
                                       MARCH 31,             ENDED            MARCH 31,            ENDED
                                          2000           SEPTEMBER 30,           2000          SEPTEMBER 30,
                                      (UNAUDITED)             2000           (UNAUDITED)            2000
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)         $   70,652,646         146,556,257           504,908         1,081,923
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                (38,279,441)            812,316          (143,968)         (162,926)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation) on investment
transactions during the period           19,135,853        (226,279,168)         (131,675)       (1,224,849)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations         51,509,058         (78,910,595)          229,265          (305,852)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investment income
  Class A                               (68,821,922)       (142,947,373)         (371,775)         (828,811)
---------------------------------------------------------------------------------------------------------------
  Class B                                (1,611,894)         (3,200,677)         (100,776)         (171,236)
---------------------------------------------------------------------------------------------------------------
  Class C                                  (218,834)           (408,186)          (32,359)          (81,876)
---------------------------------------------------------------------------------------------------------------
  From net realized gains
  Class A                                        --         (71,196,593)               --           (47,819)
---------------------------------------------------------------------------------------------------------------
  Class B                                        --          (1,901,540)               --           (11,192)
---------------------------------------------------------------------------------------------------------------
  Class C                                        --            (231,742)               --            (5,638)
---------------------------------------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold               423,557,061       1,350,668,652         9,050,722        17,139,273
---------------------------------------------------------------------------------------------------------------
Reinvestment of distributions            44,116,777         144,375,917           326,660           760,026
---------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                (615,761,125)     (1,604,687,543)      (11,825,918)      (16,156,752)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets from Fund share transactions    (148,087,287)       (109,642,974)       (2,448,536)        1,742,547
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets      (167,230,879)       (408,439,680)       (2,724,181)          290,123
---------------------------------------------------------------------------------------------------------------
Net assets at beginning of period     2,812,203,230       3,220,642,910        25,463,003        25,172,880
---------------------------------------------------------------------------------------------------------------
Net assets at end of period
(including undistributed net
investment income (loss) of $(4)
$0, $0 and $0, respectively)         $2,644,972,351       2,812,203,230        22,738,822        25,463,003
---------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.  43

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1   SIGNIFICANT
    ACCOUNTING POLICIES      Kemper Municipal Bond Fund ("Municipal Fund") and
                             Kemper Intermediate Municipal Bond Fund
                             ("Intermediate Municipal Fund"), collectively the
                             Funds are a diversified series of Kemper National
                             Tax-Free Income Trust (the "Corporation" or
                             "Trust") which is registered under the Investment
                             Company Act of 1940, as amended (the "1940 Act"), as an open end, diversified management investment company organized as a Massachusetts business trust.

                             The Funds offer multiple classes of shares. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares (none sold through March 31, 2000) are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes.

                             Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution services, shareholder services, administrative services and certain other class specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class specific arrangements.

                             Each Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

                             SECURITY VALUATION. Portfolio debt securities purchased with an original maturity greater than sixty days are valued by pricing agents approved by the officers of the Trust, whose quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

                             FEDERAL INCOME TAXES. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

                             At September 30, 1999, the Intermediate Municipal Fund had a net tax basis capital loss carryforward of approximately $22,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully

NOTES TO FINANCIAL STATEMENTS

                             utilized or until September 30, 2007, the expiration date. In addition, from November 1, 1998 through September 30, 1999, the Municipal Fund incurred approximately $34,656,000 and $175,000, respectively, of net realized capital losses. As permitted by tax regulations, the Funds intend to elect to defer these losses and treat them as arising in the fiscal year ended September 30, 2000.

                             DISTRIBUTION OF INCOME AND GAINS. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

                             The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income
                             (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

                             INVESTMENT TRANSACTIONS AND INVESTMENT
                             INCOME. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts are accreted for both tax and financial reporting purposes.

                             EXPENSES. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to their relative net assets.

--------------------------------------------------------------------------------

2    PURCHASE & SALES OF
     SECURITIES              For the six months ended March 31, 2000, investment
                             transactions (excluding short-term instruments) are as follows:

                                                                                                   INTERMEDIATE
                                                                           MUNICIPAL FUND         MUNICIPAL FUND
                                                                           --------------         --------------
                                       Purchases                            $741,044,242            $3,640,745
                                       Proceeds from sales                   926,470,606             5,198,847

--------------------------------------------------------------------------------

3    TRANSACTIONS WITH
     AFFILIATES              MANAGEMENT AGREEMENT. Each Fund has a management
                             agreement with Scudder Kemper Investments, Inc.
                             ("Scudder Kemper"). The Municipal Fund pays a monthly investment management fee of 1/12 of the annual rate of .45% of the first $250 million of average daily net assets declining to .32% of average daily net assets in excess of $12.5 billion. The Municipal Fund incurred a management fee of $5,526,843 for the six months ended March
                             31, 2000.

                             The Intermediate Municipal Fund pays a monthly investment management fee of 1/12 of the annual rate of .55% of the first $250 million of average daily net assets declining to .40% of average daily net assets in excess of $12.5 billion. The Intermediate Municipal Fund incurred a management fee of $64,891 for the six months ended March 31, 2000.

                             UNDERWRITING AND DISTRIBUTION SERVICES
                             AGREEMENT. The Trust has an underwriting and distribution services agreement with Kemper Distributors, Inc. ("KDI"). Underwriting commissions retained by KDI in connection with the

NOTES TO FINANCIAL STATEMENTS

                             distribution of Class A shares for the six months ended March 31, 2000 are as follows:

                                                                                                   COMMISSIONS
                                                                                                 RETAINED BY KDI
                                                                                                 ---------------
                                       Municipal Fund                                                $61,209
                                       Intermediate Municipal Fund                                     3,002

                             For services under the distribution services agreement, each Fund pays KDI a fee of .75% of average daily net assets of the Class B and Class C shares pursuant to separate Rule 12b-1 plans for Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, KDI receives any contingent deferred sales charge ("CDSC") from redemptions of Class B and Class C shares. Distribution fees and CDSC received by KDI for the six months ended March 31, 2000 are as follows:

                                                                                   DISTRIBUTION FEES
                                                                                       AND CDSC
                                                                                    RETAINED BY KDI    UNPAID FEES
                                                                                   -----------------   -----------
                                       Municipal Fund                                   $428,649         $40,222
                                       Intermediate Municipal Fund                        36,587           4,310

                             ADMINISTRATIVE SERVICES AGREEMENT. The Trust has an administrative services agreement with KDI. For providing information and administrative services to Class A, Class B and Class C shareholders, each Fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of Fund accounts the firms service. Administrative services fees paid by KDI for the six months ended March 31, 2000 are as follows:

                                                                 ASF PAID BY THE                    ASF PAID BY
                                                                   FUND TO KDI     UNPAID ASF    KDI TO AFFILIATES
                                                                 ---------------   -----------   -----------------
                                       Municipal Fund              $2,464,733        $    0           $5,637
                                       Intermediate Municipal
                                       Fund                            28,229         8,869                0

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Trust's transfer agent, Kemper Service Company ("KSvC") is the shareholder service agent of the Trust. Under the agreement, for the six months ended March 31, 2000, KSvC received fees as follows:

                                                                                       SHAREHOLDER
                                                                                        SERVICES     UNPAID FEES
                                                                                       -----------   -----------
                                       Municipal Fund                                   $721,875      $391,461
                                       Intermediate Municipal Fund                         6,324         6,324

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Trust are also officers or directors of Scudder Kemper. During the six months ended March 31, 2000, the Trust made no payments to is officers and incurred trustees' fees of $42,072 to independent trustees.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

4    CAPITAL SHARE
     TRANSACTIONS            The following table summarizes the activity in
                             capital shares of the Funds:

                                                                    SIX MONTHS ENDED                    YEAR ENDED
                                                                     MARCH 31, 2000                 SEPTEMBER 30, 1999
                                       MUNICIPAL              ----------------------------    -------------------------------
                                       FUND                     SHARES          AMOUNT           SHARES           AMOUNT
                                       SHARES SOLD
                                        Class A                39,433,048    $ 371,067,550     122,765,000    $ 1,246,825,109
                                       --------------------------------------------------------------------------------------
                                        Class B                   989,194    $   9,343,243       2,130,000         21,741,000
                                       --------------------------------------------------------------------------------------
                                        Class C                 4,583,141    $  43,146,269       7,786,000         79,161,000
                                       --------------------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDEND:
                                        Class A                 4,559,856       43,017,699      13,879,000        140,558,917
                                       --------------------------------------------------------------------------------------
                                        Class B                   101,443          953,787         334,000          3,377,000
                                       --------------------------------------------------------------------------------------
                                        Class C                    15,389          145,291          43,000            440,000
                                       --------------------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A               (59,613,927)    (561,917,151)   (148,146,000)    (1,504,342,000)
                                       --------------------------------------------------------------------------------------
                                        Class B                (1,426,644)     (13,413,953)     (1,801,000)       (18,075,000)
                                       --------------------------------------------------------------------------------------
                                        Class C                (4,286,604)     (40,430,022)     (7,801,000)       (79,330,000)
                                       --------------------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                        Class A                   114,701    $   1,075,466         286,000          2,942,000
                                       --------------------------------------------------------------------------------------
                                        Class B                  (114,834)      (1,075,466)       (288,000)        (2,941,000)
                                       --------------------------------------------------------------------------------------
                                        NET INCREASE (DECREASE) FROM
                                        CAPITAL SHARES TRANSACTIONS          $(148,087,287)                   $  (109,642,974)
                                       --------------------------------------------------------------------------------------


                                                                   SIX MONTHS ENDED                    YEAR ENDED
                                       INTERMEDIATE                 MARCH 31, 2000                 SEPTEMBER 30, 1999
                                       MUNICIPAL              --------------------------       ---------------------------
                                       FUND                    SHARES          AMOUNT           SHARES           AMOUNT
                                       SHARES SOLD
                                        Class A                800,403       $ 7,925,127        817,000       $ 11,817,273
                                       -----------------------------------------------------------------------------------
                                        Class B                 95,697           945,849        178,000          2,938,000
                                       -----------------------------------------------------------------------------------
                                        Class C                 18,263           179,746         56,000          2,384,000
                                       -----------------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDEND:
                                        Class A                 24,676           243,487         57,000            590,026
                                       -----------------------------------------------------------------------------------
                                        Class B                  6,147            60,669         12,000            121,000
                                       -----------------------------------------------------------------------------------
                                        Class C                  2,280            22,504          2,000             49,000
                                       -----------------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A               (985,056)       (9,743,678)      (677,000)       (12,750,752)
                                       -----------------------------------------------------------------------------------
                                        Class B                (94,291)         (930,330)      (122,000)        (2,677,000)
                                       -----------------------------------------------------------------------------------
                                        Class C               (116,223)       (1,151,910)       (53,000)          (729,000)
                                       -----------------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                        Class A                      2                22         13,000            112,000
                                       -----------------------------------------------------------------------------------
                                        Class B                     (2)              (22)       (13,000)          (112,000)
                                       -----------------------------------------------------------------------------------
                                        NET INCREASE (DECREASE) FROM
                                        CAPITAL SHARES TRANSACTIONS          $(2,448,536)                     $  1,742,547
                                       -----------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

5    EXPENSE OFF-SET
     ARRANGEMENTS            Each Fund has entered into arrangements with its
                             custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, each Fund's custodian and transfer agent fees were reduced under these arrangements as follows:

                                                                                                           TRANSFER
                                                                                                CUSTODY     AGENT
                                                                                                -------    --------
                                       Municipal Fund                                           $20,751    $97,208
                                       Intermediate Municipal Fund                                  404        761

--------------------------------------------------------------------------------

6    LINE OF CREDIT          The Funds and several Kemper Funds (the "the
                             Participants") share in a $750 million revolving credit facility for temporary or emergency purposes, including the meeting of redemptions requests that otherwise might require the untimely disposition of securities. The Participants are changed an annual commitment fee which is allocated pro rata among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 percent of its net assets under this agreement.

FINANCIAL HIGHLIGHTS

THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS.

                                                                              CLASS A
                                               SIX MONTHS
                                                 ENDED
                                               MARCH 31,
                                               ----------                   YEAR ENDED SEPTEMBER 30,
                                                 2000       ---------------------------------------------------------
               MUNICIPAL FUND                  (UNAUDITED)    1999        1998        1997        1996        1995
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period              $ 9.60        10.61       10.46       10.18       10.15        9.69
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss) (c)                    0.25         0.48        0.52        0.54        0.55        0.55
---------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investment transactions                            (0.06)       (0.76)       0.37        0.36        0.06        0.50
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                    0.19        (0.28)       0.89        0.90        0.61        1.05
---------------------------------------------------------------------------------------------------------------------
Less distributions from:
Net investment income                              (0.25)       (0.48)      (0.52)      (0.54)      (0.55)      (0.55)
---------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions         --        (0.25)      (0.22)      (0.08)      (0.03)      (0.04)
---------------------------------------------------------------------------------------------------------------------
Total distributions                                (0.25)       (0.73)      (0.74)      (0.62)      (0.58)      (0.59)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $ 9.54         9.60       10.61       10.46       10.18       10.15
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN % (A)(B)                               2.03**      (2.75)       8.84        9.15        6.00       11.15
 RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ in thousands)     2,562,912    2,728,300   3,132,270   3,149,137   3,274,349   3,474,325
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions %        .70*        0.69        0.68        0.68        0.66        0.66
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions %         .69*        0.69        0.68        0.68        0.66        0.66
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) %             5.27*        4.86        4.97        5.29        5.35        5.63
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate %                             57*          70          65          77          97          86
---------------------------------------------------------------------------------------------------------------------

                                                                       CLASS B
                                               SIX MONTHS
                                                 ENDED
                                               MARCH 31,
                                               ----------            YEAR ENDED SEPTEMBER 30,
                                                 2000       ------------------------------------------
               MUNICIPAL FUND                  (UNAUDITED)   1999     1998     1997     1996     1995
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period             $ 9.58      10.58    10.44    10.15    10.13     9.67
------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss) (c)                   0.21       0.40     0.43     0.45     0.46     0.46
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investment transactions                           (0.06)     (0.75)    0.36     0.37     0.05     0.50
------------------------------------------------------------------------------------------------------
Total from investment operations                   0.15      (0.35)    0.79     0.82     0.51     0.96
------------------------------------------------------------------------------------------------------
Less distributions from:
Net investment income                             (0.21)     (0.40)   (0.43)   (0.45)   (0.46)   (0.46)
------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions        --      (0.25)   (0.22)   (0.08)   (0.03)   (0.04)
------------------------------------------------------------------------------------------------------
Total distributions                               (0.21)     (0.65)   (0.65)   (0.53)   (0.49)   (0.50)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $ 9.52       9.58    10.58    10.44    10.15    10.13
------------------------------------------------------------------------------------------------------
TOTAL RETURN % (A)(B)                              1.62**    (3.48)    7.84     8.32     4.97    10.17
 RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ in thousands)       69,757     74,524   78,323   61,336   43,313   34,724
------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions %      1.52*      1.53     1.52     1.55     1.54     1.55
------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions %       1.51*      1.53     1.52     1.55     1.54     1.55
------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) %            4.48*      4.02     4.13     4.42     4.47     4.74
------------------------------------------------------------------------------------------------------
Portfolio turnover rate %                            57*        70       65       77       97       86
------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                         CLASS C
                                               SIX MONTHS
                                                 ENDED
                                               MARCH 31,
                                               ----------              YEAR ENDED SEPTEMBER 30,
                                                 2000       -----------------------------------------------
               MUNICIPAL FUND                  (UNAUDITED)   1999     1998    1997    1996      1995
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period             $ 9.62      10.62    10.47   10.18   10.16        9.69
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss) (c)                   0.21       0.40     0.43    0.46    0.46        0.47
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investment transactions                           (0.06)     (0.75)    0.37    0.37    0.05        0.51
-----------------------------------------------------------------------------------------------------------
Total from investment operations                   0.15      (0.35)    0.80    0.83    0.51        0.98
-----------------------------------------------------------------------------------------------------------
Less distributions from:
Net investment income                             (0.21)     (0.40)   (0.43)  (0.46)  (0.46)      (0.47)
-----------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions        --      (0.25)   (0.22)  (0.08)  (0.03)      (0.04)
-----------------------------------------------------------------------------------------------------------
Total distributions                               (0.21)     (0.65)   (0.65)  (0.54)  (0.49)      (0.51)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $ 9.56       9.62    10.62   10.47   10.18       10.16
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN % (A)(B)                              1.63**    (3.47)    7.93    8.34    4.99       10.32
 RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ in thousands)       12,303      9,379   10,050   5,438   3,583       1,599
-----------------------------------------------------------------------------------------------------------
Ratio of expenses before expenses reductions
%                                                  1.54*      1.54     1.52    1.53    1.51        1.51
-----------------------------------------------------------------------------------------------------------
Ratio of expenses after expenses reductions %      1.52*      1.54     1.52    1.53    1.51        1.51
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) %            4.51*      4.01     4.13    4.44    4.50        4.78
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate %                            57*        70       65      77      97          86
-----------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                          CLASS A
                                               SIX MONTHS                                        NOVEMBER 1,
                                                 ENDED                                             1994 TO
                                               MARCH 31,                                        SEPTEMBER 30,
                                                                YEAR ENDED SEPTEMBER 30,
                                               ----------   ---------------------------------   -------------
         INTERMEDIATE MUNICIPAL FUND
                                                 2000        1999     1998     1997     1996      1995
                                               (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period             $10.00      10.53    10.31    10.06    10.18        9.50
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss) (c)                   0.22       0.42     0.45     0.46     0.46        0.45
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investment transactions                           (0.11)     (0.50)    0.29     0.29    (0.04)       0.68
-------------------------------------------------------------------------------------------------------------
Total from investment operations                   0.11      (0.08)    0.74     0.75     0.42        1.13
-------------------------------------------------------------------------------------------------------------
Less distributions from:
Net investment income                             (0.22)     (0.42)   (0.45)   (0.46)   (0.46)      (0.45)
-------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions        --      (0.03)   (0.07)   (0.04)   (0.08)         --
-------------------------------------------------------------------------------------------------------------
Total distributions                               (0.22)     (0.45)   (0.52)   (0.50)   (0.54)      (0.45)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $ 9.89      10.00    10.53    10.31    10.06       10.18
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN % (A)(B)                              1.13**    (0.79)    7.34     7.62     4.15       12.08**
 RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ in thousands)       16,003     17,774   19,140   16,591   16,869      12,808
-------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions %      1.08*      0.96     0.96     0.96     1.04        1.05*
-------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions %       0.95*      0.96     0.96     0.96     0.92        0.55*
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) %            4.46*      4.15     4.35     4.55     4.45        5.00*
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate %                            31*        30       14       80       80          60*
-------------------------------------------------------------------------------------------------------------

                                                                         CLASS B
                                               SIX MONTHS                                     NOVEMBER 1,
                                                 ENDED                                          1994 TO
                                               MARCH 31,                                     SEPTEMBER 30,
                                                               YEAR ENDED SEPTEMBER 30,
                                               ----------   ------------------------------   -------------
         INTERMEDIATE MUNICIPAL FUND
                                                 2000        1999    1998    1997    1996      1995
                                               (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period             $10.00      10.52   10.31   10.06   10.18        9.50
----------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss) (c)                   0.18       0.34    0.37    0.38    0.38        0.36
----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investment transactions                           (0.11)     (0.49)   0.28    0.29   (0.04)       0.68
----------------------------------------------------------------------------------------------------------
Total from investment operations                   0.07      (0.15)   0.65    0.67    0.34        1.04
----------------------------------------------------------------------------------------------------------
Less distributions from:
Net investment income                             (0.18)     (0.34)  (0.37)  (0.38)  (0.38)      (0.36)
----------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions        --      (0.03)  (0.07)  (0.04)  (0.08)         --
----------------------------------------------------------------------------------------------------------
Total distributions                               (0.18)     (0.37)  (0.44)  (0.42)  (0.46)      (0.36)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $ 9.89      10.00   10.52   10.31   10.06       10.18
----------------------------------------------------------------------------------------------------------
TOTAL RETURN % (A)(B)                               .73**    (1.48)   6.38    6.78    3.34       11.13**
 RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ in thousands)        5,346      5,328   5,245   4,571   4,333       2,657
----------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions %      1.88*      1.76    1.76    1.76    1.83        1.92*
----------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions %       1.75*      1.76    1.76    1.76    1.71        1.42*
----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) %            3.68*      3.35    3.55    3.75    3.66        4.13*
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate %                            31*        30      14      80      80          60*
----------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                         CLASS C
                                               SIX MONTHS                                     NOVEMBER 1,
                                                 ENDED                                          1994 TO
                                               MARCH 31,                                     SEPTEMBER 30,
                                                               YEAR ENDED SEPTEMBER 30,
                                               ----------   ------------------------------   -------------
         INTERMEDIATE MUNICIPAL FUND
                                                 2000        1999    1998    1997    1996      1995
                                               (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period             $10.00      10.53   10.31   10.06   10.19        9.50
----------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss) (c)                   0.18       0.34    0.37    0.39    0.38        0.38
----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investment transactions                           (0.11)     (0.50)   0.29    0.29   (0.05)       0.69
----------------------------------------------------------------------------------------------------------
Total from investment operations                   0.07      (0.16)   0.66    0.68    0.33        1.07
----------------------------------------------------------------------------------------------------------
Less distributions from:
Net investment income                             (0.18)     (0.34)  (0.37)  (0.39)  (0.38)      (0.38)
----------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions        --      (0.03)  (0.07)  (0.04)  (0.08)         --
----------------------------------------------------------------------------------------------------------
Total distributions                               (0.18)     (0.37)  (0.44)  (0.43)  (0.46)      (0.38)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $ 9.89      10.00   10.53   10.31   10.06       10.19
----------------------------------------------------------------------------------------------------------
TOTAL RETURN % (A)(B)                               .74**    (1.56)   6.55    6.77    3.26       11.43**
 RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ in thousands)        1,390      2,361     788     727     699         704
----------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions %      1.88*      1.72    1.73    1.73    1.77        1.78*
----------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions %       1.76*      1.72    1.73    1.73    1.65        1.28*
----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) %            3.68*      3.39    3.58    3.78    3.72        4.27*
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate %                            31*        30      14      80      80          60*
----------------------------------------------------------------------------------------------------------

 * Annualized
** Not Annualized
(a) Total return does not reflect the effect of sales charges.
(b) Total return would have been lower had certain expenses not been reduced.
(c) Based on monthly average shares outstanding during the period.

NOTES

NOTES

NOTES

TRUSTEES&OFFICERS

TRUSTEES                          OFFICERS
JOHN W. BALLANTINE                MARK S. CASADY                    LINDA J. WONDRACK
Trustee                           President                         Vice President

LEWIS A. BURNHAM                  PHILLIP J. COLLORA                MAUREEN E. KANE
Trustee                           Vice President and                Assistant Secretary
                                  Secretary
LINDA C. COUGHLIN                                                   CAROLINE PEARSON
Trustee                           JOHN R. HEBBLE                    Assistant Secretary
                                  Treasurer
DONALD L. DUNAWAY                                                   BRENDA LYONS
Trustee                           ELEANOR R. BRENNAN                Assistant Treasurer
                                  Vice President
ROBERT B. HOFFMAN
Trustee                           PHILIP C. CONDON
                                  Vice President
DONALD R. JONES
Trustee                           ANN M. MCCREARY
                                  Vice President
THOMAS W. LITTAUER
Trustee and Vice President        ASHTON P. GOODFIELD
                                  Vice President
SHIRLEY D. PETERSON
Trustee                           KATHRYN L. QUIRK
                                  Vice President
WILLIAM P. SOMMERS
Trustee

 .............................................................................................
LEGAL COUNSEL                         VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                      222 North LaSalle Street
                                      Chicago, IL 60601
 .............................................................................................
SHAREHOLDER                           KEMPER SERVICE COMPANY
SERVICE AGENT                         P.O. Box 219557
                                      Kansas City, MO 64121
 .............................................................................................
CUSTODIAN                             STATE STREET BANK AND TRUST COMPANY
                                      225 Franklin Street
                                      Boston, MA 02110
 .............................................................................................
TRANSFER AGENT                        INVESTORS FIDUCIARY TRUST COMPANY
                                      801 Pennsylvania
                                      Kansas City, MO 64105
 .............................................................................................
INDEPENDENT AUDITORS                  ERNST & YOUNG LLP
                                      233 South Wacker Drive
                                      Chicago, IL 60606
 .............................................................................................
PRINCIPAL UNDERWRITER                 KEMPER DISTRIBUTORS, INC.
                                      222 South Riverside Plaza
                                      Chicago, IL 60606
                                      www.kemper.com


[KEMPER FUNDS LOGO] Long-term investing in a short-term world(SM)
Printed on recycled paper in the U.S.A.
This report is not to be distributed
unless preceded or accompanied by a
Kemper Tax-Free Income Funds prospectus.
KNTIS - 3(5/25/00) 1111830
LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)